                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT MARCH 31, 2004

[GRAPHIC IMAGE]

EATON VANCE MUNICIPALS TRUST

CALIFORNIA

FLORIDA

MASSACHUSETTS

MISSISSIPPI

NEW YORK

OHIO

RHODE ISLAND

WEST VIRGINIA

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

   The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

   - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

   - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

   - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

                                   ----------

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

   The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

   EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

   If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

   Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPALS FUNDS as of March 31, 2004
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

Amid the market volatility of recent years, many investors have become more concerned with risk management. That trend has been especially true in the municipal bond market, where the use of bond insurance has become increasingly common. Today, roughly half of all municipal bond issuance is composed of insured bonds. As part of our continuing educational series, we thought it might be helpful to discuss bond insurance and its impact on the municipal market.

THE USE OF BOND INSURANCE HAS GROWN DRAMATICALLY OVER THE YEARS...

Municipal bond insurance was initially developed in 1971, when AMBAC Assurance Corp., the nation's first municipal insurer, offered insurance as a way to guarantee principal and interest payments on bond issues in the event of a bond default. Over the following three decades, the municipal market has witnessed a surge in the use of insurance. For example, in 1980, just 3% of all municipal issuance was insured. However, by late 2003, that figure had risen to roughly 50%. Insurance has clear benefits for purchasers: the elimination of default risk of the underlying issuer, AAA quality ratings and an enhancement of an issue's liquidity. (It's important to note that, while insured bonds are insured as to principal and interest payments, they still remain subject to interest rate and market risks.)

THE MECHANICS OF MUNICIPAL BOND INSURANCE...

We start with the underlying reality that an issuer with a AAA credit rating will pay less in interest expense than an issuer with a lower credit rating. Thus, an issuer must first determine whether purchasing insurance is financially feasible. That is, will the interest savings offset the cost of insurance? If so, the issuer must then qualify for insurance. Just as an individual must qualify for insurance, so must a bond issuer meet certain criteria. The issuer provides key financial data and documents to potential insurers that are then used to assess the issuer's financial strength and underlying fundamentals. If the issuer qualifies, insurance is then effected by "direct purchase," with the payment of a one-time premium by the issuer. The premium fee is calculated as a percentage of the value of the bond issue - typically, around 50 basis points (0.50%), but more if the credit entails higher risk. (An alternative method of purchase involves "elective bidding," in which the insurance is purchased by bond dealers, who determine at the time the bond is sold whether it is more attractive as an insured or uninsured bond.)

IN-DEPTH CREDIT ANALYSIS INCLUDES INSURERS AS WELL AS BOND ISSUERS...

When analyzing municipal bonds, an investor naturally researches the issuer's fundamentals. However, if the bond is insured, the analyst is concerned with the soundness of the insurer as well. At Eaton Vance, analysis of the insured segment is an integral part of our total municipal research effort. Research includes, among other areas, analysis of an insurer's claims-paying ability, its capital structure and the overall quality of its portfolio of policies. Based on claims-paying ability, there are currently six bond insurers rated AAA by Moody's Investors Service, Standard & Poor's and Fitch Ratings - the nation's leading rating agencies.

INSURERS CAN PLAY A VALUABLE ROLE IN STRUCTURING BOND DEALS AND IMPROVING CREDIT QUALITY...

Insurers play an important role in capital formation for municipal borrowers, working closely with municipal officials to forge deals that raise capital for vital projects at affordable interest rates. In so doing, the insurers can help states and municipalities achieve more efficient fiscal management. Insurers often re-structure bond deals by insisting on provisions that are intended to make the deal more secure. That has proved a major benefit to investors in recent years. In a more risk-conscious climate, we believe that an ongoing analysis of the insured market is a necessary discipline to invest successfully in today's municipal market.

                                              Sincerely,
                                              /s/ Thomas J. Fetter

                                              Thomas J. Fetter
                                              President
                                              May 10, 2004

     MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES
      ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
                           INVESTED. YIELDS WILL VARY.

EATON VANCE MUNICIPALS FUNDS as of March 31, 2004
MARKET RECAP

Economic activity continued to gain strength in the six months ended March 31, 2004, although the pace of the recovery was a topic of strong debate. Businesses increased capital spending, reinvesting in plants and equipment. Meanwhile, consumer spending remained very resilient, despite deepening concerns over the continuing conflict in Iraq, slow job growth and sharply rising gasoline prices. However, the investment climate remained generally positive and, against this backdrop, the bond market generated solid returns during the period.

THE CONSTRUCTION AND BUSINESS SERVICE SECTORS WERE AMONG THE LEADERS IN JOB GROWTH...

Construction employment, while subject to seasonal fluctuations, contributed strongly to the economy. Gains were also seen in the service sector, where business services, health care, education, retailing and leisure showed strength. Interestingly, temporary employment agencies reported some weakness, suggesting that employers may be increasingly inclined to begin hiring permanent employees. The manufacturing sector remained lackluster. However, hopes rose that recent trends showing less deterioration might mark an end to the relentless job losses dating to 2000.

WHILE KEEPING INTEREST RATES AT A RECORD LOW, THE FEDERAL RESERVE CONTINUED TO MONITOR THE ECONOMY CLOSELY FOR INFLATION...

The nation's Gross Domestic Product grew by 4.2% in the first quarter of 2004, following an 4.1% rise in the fourth quarter of 2003. While the figures suggested a sound overall economy, the the slow pace of job creation remained a concern. The nation's unemployment rate was 5.7% in March 2004, down just 0.1% from 5.8% a year earlier. Recent labor market data have been unusually volatile. The Federal Reserve is likely to keep a close eye on future jobs reports - as well as prices of key commodities and consumer goods - for signs of a return of inflation. Late in the period, inflation appeared to be edging somewhat higher, especially energy, transportation and clothing costs. Nevertheless, through March, the Federal Reserve held its Federal Funds rate - a key short-term interest rate barometer - at 1.00%, where it has stood since June 2003.

MUNICIPAL BOND YIELDS NEARLY EQUALLED TREASURY YIELDS

  30-YEAR AAA-RATED
  GENERAL OBLIGATION (GO) BONDS*        4.75%

  TAXABLE EQUIVALENT YIELD
  IN 35.0% TAX BRACKET                  7.31%

  30-YEAR TREASURY BOND                 4.77%

  PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

  *GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF THE FUND'S YIELD. STATISTICS AS OF MARCH 31, 2004.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
  SOURCE: BLOOMBERG, L.P.

The municipal bond market performed generally in line with the Treasury market during the six-month period. Ten-year Treasury bond yields-which were around 3.93% at September 30, 2003 - declined to 3.83% by March 31, 2004, while 10-year municipal yields fell from 3.76% to 3.64%. The Lehman Brothers Municipal Bond Index posted a total return of 3.12% for the six months ended March 31, 2004.*

STATE TAX RATES ROSE AGAIN IN 2003, INCREASING THE BURDEN ON STATE TAXPAYERS...

While federal taxes declined, state taxes rose significantly in 2002 and 2003, according to the Tax Foundation. Over the past decade, the fastest growing category of state tax collections was individual income taxes, which rose at an average annual rate of 7.7%. That trend has left taxpayers with a larger state tax bill and made a strong case for municipal bonds as one of the few remaining ways to pare one's tax burden. Thus, we continue to believe that municipal bonds remain a worthwhile consideration for tax-conscious investors.

*It is not possible to invest directly in an Index.

       THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE
     REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS
     INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE
      FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION
              OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE CALIFORNIA MUNICIPALS FUND as of March 31, 2004
INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- The California economy saw stagnant job growth in 2003, as the manufacturing, government, information and entertainment sectors struggled. Construction, financial services, leisure, tourism and selected service sectors led the way in job creation. The state's March 2004 jobless rate was 6.5%, down from 6.8% a year ago.

- At 21.4% of the Portfolio's net assets, escrowed/ prerefunded bonds were the largest sector weighting. Escrowed bonds are generally considered to be of the highest quality, warranting a AAA credit rating, because they have been pre-refunded or escrowed to maturity by their issuers and because they are backed by Treasury bonds. They are also attractive investments because they generally provide a reliable stream of income.

- Another significant investment for the Portfolio was lease revenue/certificates of participation (COPs) bonds, which are an alternative financing tool often used to finance public improvements, water utilities and recreational facilities. Among these holdings were bonds issued by California Public Works for the University of California and by Los Angeles County for the Disney concert hall parking facility.

- With continued low interest rates, management continued to adjust coupon structure and upgrade call characteristics, as market conditions dictated. Coupon structure and call features can have a significant influence on the Fund's performance.

THE FUND

- During the six months ended March 31, 2004, the Fund's Class A and Class B shares had total returns of 2.82% and 2.72%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.96 on March 31, 2004, from $10.92 on September 30, 2003, and the reinvestment of $0.265 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.14 from $10.11 during the same period, and the reinvestment of $0.244 per share in tax-free income.(2)

- The SEC 30-day yields for Class A and Class B shares at March 31, 2004, were 4.10% and 4.16%, respectively.(3) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.96% and 7.06%, respectively.(4)

FUND STATISTICS+

-  Number of Issues:                     78
-  Effective Maturity:                   10.9 years
-  Average Rating:                       AA
-  Average Call:                         10.1 years
-  Average Dollar Price:                 $ 97.91

[CHART]

RATING DISTRIBUTION+

AAA              56.6%
AA               13.8%
A                 5.6%
BBB               6.7%
BB                1.1%
Non-Rated        16.2%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(5)                                                                CLASS A   CLASS B
-----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         4.86%     4.70%
Five Years                                                                       4.90      4.69
Ten Years                                                                        N.A.      5.71
Life of Fund++                                                                   6.48      6.06

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                        -0.15%    -0.30%
Five Years                                                                       3.90      4.36
Ten Years                                                                        N.A.      5.71
Life of Fund++                                                                   5.96      6.06

++Inception date: Class A: 5/27/94; Class B: 12/19/85

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If the sales charge was deducted, the performance would be reduced.
(2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(4) Taxable-equivalent rates assume maximum 41.05% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
    4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return.

EATON VANCE FLORIDA MUNICIPALS FUND as of March 31, 2004
INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- While Florida's economy registered only modest job growth in late 2003 and early 2004, it nonetheless managed to outpace the nation as a whole. The state's key tourism sector and its construction sector-fueled by a surging housing market - have been the primary drivers of job growth. The state's jobless rate was 4.8% in March 2004, down from 5.3% a year ago.

- Insured* water and sewer bonds represented the Portfolio's largest sector weighting at March 31, 2004. These essential services bonds are generally insulated from economic fluctuations because they represent non-discretionary expenses. These bonds financed Florida communities' efforts to upgrade their water infrastructure.

- Insured* transportation bonds remained a major sector weighting at March 31, 2004. The Fund's investments included issues for turnpikes, expressways, and aviation facilities. The Portfolio's insured* transportation holdings also included Puerto Rico bonds, which play an important role in management's efforts to maintain a broad diversification of investments.

- Amid continued low interest rates, management continued to emphasize the Portfolio's call protection. Faced with the prospect of a faster pace of refundings, management believes that call protection remains an important strategic aspect for municipal bond investors.

THE FUND

- During the six months ended March 31, 2004, the Fund's Class A and Class B shares had total returns of 3.51% and 3.22%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.78 on March 31, 2004, from $10.68 on September 30, 2003, and the reinvestment of $0.273 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $11.05 from $10.95 during the same period, and the reinvestment of $0.250 per share in tax-free income.(2)

- The SEC 30-day yields for Class A and Class B shares at March 31, 2004, were 4.20% and 3.60%, respectively.(3) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.46% and 5.54%, respectively.(4)

FUND STATISTICS+

-  Number of Issues:                     94
-  Effective Maturity:                   11.8 years
-  Average Rating:                       AA
-  Average Call:                         8.4 years
-  Average Dollar Price:                 $ 101.63

[CHART]

RATING DISTRIBUTION+

AAA              70.2%
AA                4.7%
A                 5.2%
BBB               4.5%
Non-Rated        15.4%

+May not represent the Portfolio's current or future investments.
*Private insurance does not remove the interest rate and market risks associated with insured investments.

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(5)                                                                CLASS A   CLASS B
-----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         5.71%     5.00%
Five Years                                                                       5.29      4.52
Ten Years                                                                        N.A.      5.30
Life of Fund++                                                                   6.39      6.15

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         0.64%     0.00%
Five Years                                                                       4.26      4.19
Ten Years                                                                        N.A.      5.30
Life of Fund++                                                                   5.87      6.15

++Inception date: Class A: 4/5/94; Class B: 8/28/90

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If the sales charge was deducted, the performance would be reduced.
(2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state intangibles tax.
(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(4) Taxable-equivalent rates assume maximum 35.00% federal income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
    4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return.

EATON VANCE MASSACHUSETTS MUNICIPALS FUND as of March 31, 2004
INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- The Massachusetts economy took steps toward recovery in 2003, as rising demand for technology and improving financial markets boosted the state's leading industries. A strong residential building climate lifted the construction sector. The state's November 2003 jobless rate was 5.4%, the same level as a year ago, but below the national rate.

- Representing 11.6% of the Portfolio's net assets, escrowed/prerefunded bonds were among the largest sector weightings as of March 31, 2004. These bonds are generally rated AAA, considered to be the highest quality, because principal and interest are fully backed by U.S. Treasury bonds. They are also attractive investments because they typically provide a reliable stream of income.

- Education and insured* education bonds were also among the Portfolio's largest sector weightings during the period. Management focused on high-quality bonds from some of the Commonwealth's finest higher and secondary educational institutions, including Harvard, MIT, and Boston University.

THE FUND

- During the six months ended March 31, 2004, the Fund's Class A, Class B, and Class I shares had total returns of 3.57%, 3.28%, and 3.62%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.78 on March 31, 2004, from $9.68 on September 30, 2003, and the reinvestment of $0.242 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.90 from $10.79 during the same period, and the reinvestment of $0.242 per share in tax-free income.(2) For Class I, this return resulted from an increase in NAV to $10.10 from $10.00 during the same period, and the reinvestment of $0.259 per share in tax-free income.(2)

- The SEC 30-day yields for Class A, Class B, and Class I shares at March 31, 2004, were 4.26%, 3.59%, and 4.62%, respectively.(3) The SEC 30-day yields of Class A, Class B, and Class I are equivalent to taxable yields of 6.92%, 5.83%, and 7.51%, respectively.(4)

*Private insurance does not remove the interest rate and market risks associated with insured investments.

FUND STATISTICS+

-  Number of Issues:                     71
-  Effective Maturity:                   11.8 years
-  Average Rating:                       AA
-  Average Call:                         10.9 years
-  Average Dollar Price:                 $ 100.72

[CHART]

RATING DISTRIBUTION+

AAA              52.6%
AA               24.9%
A                11.8%
BBB               6.0%
Non-Rated         4.7%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(5)                                                                CLASS A   CLASS B   CLASS I
---------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         5.86%     5.09%     5.99%
Five Years                                                                       5.39      4.58      5.54
Ten Years                                                                        6.05      5.34      6.28
Life of Fund++                                                                   5.22      5.86      5.67

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         0.87%     0.09%     5.99%
Five Years                                                                       4.36      4.24      5.54
Ten Years                                                                        5.54      5.34      6.28
Life of Fund++                                                                   4.72      5.86      5.67

++Inception date: Class A: 12/7/93; Class B: 4/18/91; Class I:6/17/93

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If the sales charge was deducted, the performance would be reduced. Class I generally has no sales charge.
(2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(4) Taxable-equivalent rates assume maximum 38.45% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
    4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return.

EATON VANCE MISSISSIPPI MUNICIPALS FUND as of March 31, 2004
INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- As the national economy moved towards recovery in the past six months, there were some encouraging signs in Mississippi as well. New and expanded facilities announced from January-March 2004 represented nearly $500 million in capital investment in the state. The 100 projects are expected to create an estimated 2,730 new jobs, according to the Mississippi Development Authority. The state's unemployment rate was 4.2% for March 2004, versus the 5.7% national rate.

- Management remained selective within the insured* hospital sector, which represented the largest sector weighting as of March 31, 2004. With the industry facing the pressure of strict Medicare reimbursement, the Fund focused on insured* issues of institutions management believes have superior management and a solid market share.

- Against the backdrop of a recovering state economy, insured* general obligations were another significant investment. In a slow economy, insured* bonds provided an extra measure of security against the possibility of declining municipal or state revenues.

- With continued low interest rates, management continued to adjust coupon structure and upgrade call characteristics, as market conditions dictated. Coupon structure and call features can have a significant influence on the Fund's performance.

THE FUND

- During the six months ended March 31, 2004, the Fund's Class A and Class B shares had total returns of 1.85% and 1.58%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.79 on March 31, 2004, from $9.84 on September 30, 2003, and the reinvestment of $0.231 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.01 from $10.06 during the same period, and the reinvestment of $0.209 per share in tax-free income.(2)

- The SEC 30-day yields for Class A and Class B shares at March 31, 2004, were 3.54% and 2.91%, respectively.(3) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.73% and 4.71%, respectively.(4)

*Private insurance does not remove the interest rate and market risks associated with insured investments.

FUND STATISTICS+

-  Number of Issues:                     48
-  Effective Maturity:                   7.4 years
-  Average Rating:                       AA+
-  Average Call:                         7.0 years
-  Average Dollar Price:                 $ 103.77

[CHART]

RATING DISTRIBUTION+

AAA              73.8%
AA                6.3%
A                 8.5%
BBB              10.1%
Non-Rated         1.3%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(5)                                                                CLASS A   CLASS B
-----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         3.99%     3.22%
Five Years                                                                       4.84      4.05
Ten Years                                                                        5.88      5.30
Life of Fund++                                                                   4.86      4.54

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                        -0.93%    -1.73%
Five Years                                                                       3.83      3.71
Ten Years                                                                        5.37      5.30
Life of Fund++                                                                   4.37      4.54

++Inception date: Class A: 12/7/93; Class B: 6/11/93

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If the sales charge was deducted, the performance would be reduced.
(2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(4) Taxable-equivalent rates assume maximum 38.25% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
    4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return.

EATON VANCE NEW YORK MUNICIPALS FUND as of March 31, 2004
INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- The New York economy improved in 2003 and early 2004, although job creation was sporadic. The pace of hiring in the key financial services and manufacturing sectors remained central to the still-evolving recovery of the New York economy. The state's March 2004 jobless rate was 6.5%, up slightly from 6.3% a year ago.

- Education bonds were the Portfolio's largest sector weighting at March 31, 2004, accounting for 22.9% of the Portfolio's net assets. The bonds in this category were all issued by the New York Dormitory Authority and represent a variety of financing efforts for New York State University Educational Facilities and for City University. Education bonds are considered attractive investments because they historically have tended to be more stable credits in an uncertain economy, thanks to the steady demand for higher education.

- Another sector that has tended to be less vulnerable in a slow economy is escrowed/prerefunded bonds, which represented 7.1% of the Portfolio's net assets at the end of the period. Backed by Treasury bonds, escrowed issues represent the high quality that is prized by investors in an uncertain economic climate.

- Selected Puerto Rico bonds gave the Portfolio flexibility with regard to coupon structure, as well as further diversification through insured* special tax revenue and insured* electric utilities bonds.

THE FUND

- During the six months ended March 31, 2004, the Fund's Class A, Class B and Class C shares had total returns of 2.97%, 2.86% and 0.72%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.95 on March 31, 2004, from $10.92 on September 30, 2003, and the reinvestment of $0.266 per share in tax-free income and $0.026 per share in capital gains.(2) For Class B, this return resulted from an increase in NAV to $11.83 from $11.80 during the same period, and the reinvestment of $0.279 per share in tax-free income and $0.026 per share in capital gains.(2) For Class C, this return resulted from a decrease in NAV to $9.94 from $10.05 during the same period, and the reinvestment of $0.156 per share in tax-free income and $0.026 per share in capital gains.(2)

- The SEC 30-day yields for Class A, Class B, and Class C shares at March 31, 2004, were 3.95%, 3.94%, and 3.33%, respectively.(3) The SEC 30-day yields are equivalent to taxable yields of 6.58%, 6.57%, and 5.55%, respectively.(4)

*Private insurance does not remove the interest rate and market risks associated with insured investments.

FUND STATISTICS+

-  Number of Issues:                     80
-  Effective Maturity:                   12.1 years
-  Average Rating:                       AA-
-  Average Call:                         11.7 years
-  Average Dollar Price:                 $ 110.57

[CHART]

RATING DISTRIBUTION+

AAA              22.2%
AA               48.1%
A                16.8%
BBB               2.7%
Non-Rated        10.2%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(5)                                                                CLASS A   CLASS B   CLASS C
---------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         6.54%     6.24%     N.A.
Five Years                                                                       5.95      5.27      N.A.
Ten Years                                                                        N.A.      5.87      N.A.
Life of Fund++                                                                   6.67      6.72      1.22**

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         1.47%     1.24%     N.A.
Five Years                                                                       4.91      4.94      N.A.
Ten Years                                                                        N.A.      5.87      N.A.
Life of Fund++                                                                   6.15      6.72      0.23**

++Inception date: Class A: 4/15/94; Class B: 8/30/90; Class C:9/30/03 **Represents Cumulative Return from 9/30/03 - 3/31/04

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares and Class C shares. If the sales charge was deducted, the performance would be reduced.
(2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax.
(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(4) Taxable-equivalent rates assume maximum 40.01% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4%
    - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For Class C, returns reflect 1% CDSC. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return.

EATON VANCE OHIO MUNICIPALS FUND as of March 31, 2004
INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- Ohio's economy continued to shed jobs in the manufacturing sector, which accounts for 16% of the state's workforce, with especially severe losses in the steel and auto areas. Meanwhile, education, health care and financial services continued to generate some job momentum. The state's March 2004 jobless rate was 5.7%, down from 6.3% a year ago.

- The Portfolio remained very selective within the hospital sector, its largest sector weighting at March 31, 2004. With this competitive industry facing the pressure of complex reimbursement rules, management focused on institutions it believes have sound financial structures, good management and a solid market share.

- Insured* general obligations (GOs) were another significant investment for the Portfolio. Insured* school district GOs have been valued by investors in an uncertain economy that has continued to pressure industrial and economically sensitive issuers.

- Puerto Rico bonds played a role in management's efforts to maintain a broad diversification. The Fund's Puerto Rico holdings included insured* education, insured* electric utilities, and insured* special tax revenue bonds.

THE FUND

- During the six months ended March 31, 2004, the Fund's Class A and Class B shares had total returns of 4.23% and 3.77%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.35 on March 31, 2004, from $9.23 on September 30, 2003, and the reinvestment of $0.266 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.55 from $10.43 during the same period, and the reinvestment of $0.271 per share in tax-free income.(2)

- The SEC 30-day yields for Class A and Class B shares at March 31, 2004, were 4.71% and 4.04%, respectively.(3) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.83% and 6.72%, respectively.(4)

*Private insurance does not remove the interest rate and market risks associated with insured investments.

FUND STATISTICS+

-  Number of Issues:                     75
-  Effective Maturity:                   9.5 years
-  Average Rating:                       AA-
-  Average Call:                         7.6 years
-  Average Dollar Price:                 $ 105.16

[CHART]

RATING DISTRIBUTION+

AAA              47.2%
AA               13.5%
A                15.7%
BBB               6.7%
BB                1.6%
Non-Rated        15.3%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(5)                                                                CLASS A   CLASS B
-----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         8.30%     7.37%
Five Years                                                                       4.89      4.07
Ten Years                                                                        5.91      5.23
Life of Fund++                                                                   4.93      5.70

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         3.20%     2.37%
Five Years                                                                       3.88      3.74
Ten Years                                                                        5.40      5.23
Life of Fund++                                                                   4.43      5.70

++Inception date: Class A: 12/7/93; Class B: 4/18/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If the sales charge was deducted, the performance would be reduced.
(2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(4) Taxable-equivalent rates assume maximum 39.88% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
    4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return.

EATON VANCE RHODE ISLAND MUNICIPALS FUND as of March 31, 2004
INVESTMENT UP DATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- The improving employment trend in Rhode Island stalled slightly in March of 2004, as the state's unemployment rate rose to 5.6%, just under the national rate of 5.7%. In previous months, however, data have indicated that the jobs picture was stronger than expected in 2003, as the state added 4,300 jobs in the private and public sectors, according to a recently published report.

- Insured* education bonds were the largest investment for the Portfolio as of March 31, 2004. Investments in this sector included some of the most prominent public and private institutions within the state, including Rhode Island School of Design, University of Rhode Island, and Johnson and Wales University. Education bonds historically have tended to be stable credits in an uncertain economy, due to the steady demand for higher education.

- With few new issues generally available in the Rhode Island market, management aims to diversify holdings through selected Puerto Rico bonds. These bonds add flexibility in terms of the Portfolio's coupon profile, and as of March 31, 2004, included holdings in insured* electric utilities, insured* special tax revenue, and insured* transportation.

- In an uncertain economy, essential services bonds stand out for their historically stable revenues. The Portfolio had investments in a variety of insured* water and sewer, insured* electric utilities, and insured* solid waste bonds.

THE FUND

- During the six months ended March 31, 2004, the Fund's Class A and Class B shares had total returns of 4.02% and 3.72%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.91 on March 31, 2004, from $9.76 on September 30, 2003, and the reinvestment of $0.240 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.14 from $9.99 during the same period, and the reinvestment of $0.219 per share in tax-free income.(2)

- The SEC 30-day yields for Class A and Class B shares at March 31, 2004, were 3.88% and 3.30%, respectively.(3) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.63% and 5.64%, respectively.(4)

*Private insurance does not remove the interest rate and market risks associated with insured investments.

FUND STATISTICS+

-  Number of Issues:                     62
-  Effective Maturity:                   8.5 years
-  Average Rating:                       AA+
-  Average Call:                         7.3 years
-  Average Dollar Price:                 $ 105.98

[CHART]

RATING DISTRIBUTION+

AAA              75.7%
AA                3.8%
A                 3.5%
BBB               7.2%
BB                2.8%
Non-Rated         7.0%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(5)                                                                CLASS A   CLASS B
-----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         6.23%     5.62%
Five Years                                                                       5.38      4.61
Ten Years                                                                        6.05      5.50
Life of Fund++                                                                   4.97      4.73

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         1.17%     0.62%
Five Years                                                                       4.35      4.28
Ten Years                                                                        5.54      5.50
Life of Fund++                                                                   4.47      4.73

++Inception date: Class A: 12/7/93; Class B: 6/11/93

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If the sales charge was deducted, the performance would be reduced.
(2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(4) Taxable-equivalent rates assume maximum 41.44% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
    4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return.

EATON VANCE WEST VIRGINIA MUNICIPALS FUND as of March 31, 2004
INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- The employment picture in West Virginia improved over the past year, with the state posting an unemployment rate of 5.4% in March 2004, versus a rate of 6.3% the previous March. Total employment rose for the period, with the goods-producing and service-providing sectors adding the most jobs.

- Insured* water and sewer bonds were the Portfolio's largest commitment as of March 31, 2004, at 15.4% of net assets. Holdings in this area included several issues from the West Virginia Water Development Authority, which provides financing for the construction of a variety of municipal water and wastewater facilities throughout the state.

- The Portfolio also maintained a significant investment in insured* hospital bonds. As elsewhere in the nation, the West Virginia hospital industry remains under the pressure of strict reimbursement regulations. Management focused on health facilities finance authority issues, which funded the acquisition, construction and improvement of well-situated acute care sites.

- Insured* education bonds were another sizable weighting for the Portfolio. Several bonds in this category were issued by the West Virginia State University System and provided financing for a variety of projects. Education bonds are considered attractive investments because they historically have tended to be more stable credits in an uncertain economy.

THE FUND

- During the six months ended March 31, 2004, the Fund's Class A and Class B shares had total returns of 3.73% and 3.23%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.02 on March 31, 2004, from $9.88 on September 30, 2003, and the reinvestment of $0.226 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.20 from $10.08 during the same period, and the reinvestment of $0.204 per share in tax-free income.(2)

- The SEC 30-day yields for Class A and Class B shares at March 31, 2004, were 3.63% and 3.00%, respectively.(3) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.97% and 4.94%, respectively.(4)

*Private insurance does not remove the interest rate and market risks associated with insured investments.

FUND STATISTICS+

-  Number of Issues:                     42
-  Effective Maturity:                   9.8 years
-  Average Rating:                       AA+
-  Average Call:                         9.4 years
-  Average Dollar Price:                 $ 95.80

[CHART]

RATING DISTRIBUTION+

AAA              77.8%
AA                0.9%
A                12.4%
BBB               7.3%
Non-Rated         1.6%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF MARCH 31, 2004

PERFORMANCE(5)                                                                CLASS A   CLASS B
-----------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                         5.78%     4.86%
Five Years                                                                       5.14      4.34
Ten Years                                                                        6.00      5.38
Life of Fund++                                                                   5.11      4.66

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                         0.80%    -0.14%
Five Years                                                                       4.11      4.00
Ten Years                                                                        5.48      5.38
Life of Fund++                                                                   4.61      4.66

++Inception date: Class A: 12/13/93; Class B: 6/11/93

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If the sales charge was deducted, the performance would be reduced.
(2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax.
(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.
(4) Taxable-equivalent rates assume maximum 39.23% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures.
(5) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years;
    4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For the Fund's performance as of the most recent month-end, please refer to www.eatonvance.com.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return.

EATON VANCE MUNICIPALS FUNDS as of March 31, 2004
FINANCIAL STATEMENTS (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

                                                        CALIFORNIA FUND     FLORIDA FUND     MASSACHUSETTS FUND    MISSISSIPPI FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                      $   214,331,707   $   236,953,760   $        199,518,006   $     17,365,441
   Unrealized appreciation                                   31,667,501        23,042,351             18,761,003          1,244,490
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                 $   245,999,208   $   259,996,111   $        218,279,009   $     18,609,931
-----------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                         $       124,000   $       261,473   $             32,279   $          2,260
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                            $   246,123,208   $   260,257,584   $        218,311,288   $     18,612,191
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                        $       253,610   $       395,122   $             92,779   $             --
Dividends payable                                               530,147           165,741                234,961             16,374
Payable to affiliate for distribution fees                      117,382                --                     --                 --
Accrued expenses                                                 28,345            25,372                 24,061              5,130
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                       $       929,484   $       586,235   $            351,801   $         21,504
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                              $   245,193,724   $   259,671,349   $        217,959,487   $     18,590,687
-----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                         $   235,014,981   $   242,096,221   $        210,451,422   $     18,865,128
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)               (21,709,551)       (6,665,238)           (11,365,526)        (1,511,129)
Accumulated undistributed (distributions in excess
   of) net investment income                                    220,793         1,198,015                112,588             (7,802)
Net unrealized appreciation from Portfolio (computed
   on the basis of identified cost)                          31,667,501        23,042,351             18,761,003          1,244,490
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                   $   245,193,724   $   259,671,349   $        217,959,487   $     18,590,687
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                              $    38,118,926   $   200,546,844   $        144,743,821   $     12,123,241
SHARES OUTSTANDING                                            3,478,171        18,609,301             14,800,419          1,238,701
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                             $         10.96   $         10.78   $               9.78   $           9.79
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value per share)  $         11.51   $         11.32   $              10.27   $          10.28
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                              $   207,074,798   $    59,124,505   $         64,766,568   $      6,467,446
SHARES OUTSTANDING                                           20,427,402         5,352,753              5,939,510            646,139
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                             $         10.14   $         11.05   $              10.90   $          10.01
-----------------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES

NET ASSETS                                              $            --   $            --   $          8,449,098   $             --
SHARES OUTSTANDING                                                   --                --                836,439                 --
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                             $            --   $            --   $              10.10   $             --
-----------------------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

                                                         NEW YORK FUND       OHIO FUND        RHODE ISLAND FUND   WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                      $   312,007,775   $   158,094,413   $         51,502,599   $     25,974,014
   Unrealized appreciation                                   41,092,052        13,473,248              3,835,046          1,945,593
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE                 $   353,099,827   $   171,567,661   $         55,337,645   $     27,919,607
------------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                         $       258,060   $        88,032   $             17,261   $        283,048
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                            $   353,357,887   $   171,655,693   $         55,354,906   $     28,202,655
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                        $       300,157   $       265,844   $             11,601   $             --
Dividends payable                                               742,334           127,847                 54,920             15,311
Payable to affiliate for distribution fees                       45,630                --                     --                 --
Accrued expenses                                                 51,624            22,449                  9,059             18,037
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                       $     1,139,745   $       416,140   $             75,580   $         33,348
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                              $   352,218,142   $   171,239,553   $         55,279,326   $     28,169,307
------------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                         $   310,327,809   $   166,088,659   $         53,750,463   $     27,579,015
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)                  (525,532)       (8,450,339)            (2,299,209)        (1,311,708)
Accumulated undistributed (distributions in excess
   of) net investment income                                  1,323,813           127,985                 (6,974)           (43,593)
Net unrealized appreciation from Portfolio (computed
   on the basis of identified cost)                          41,092,052        13,473,248              3,835,046          1,945,593
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                   $   352,218,142   $   171,239,553   $         55,279,326   $     28,169,307
------------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                              $    49,732,472   $   129,896,194   $         27,052,905   $     18,250,942
SHARES OUTSTANDING                                            4,542,861        13,891,730              2,728,540          1,821,942
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                             $         10.95   $          9.35   $               9.91   $          10.02
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value per share)  $         11.50   $          9.82   $              10.40   $          10.52
------------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                              $   302,046,352   $    41,343,359   $         28,226,421   $      9,918,365
SHARES OUTSTANDING                                           25,523,733         3,918,292              2,782,344            972,296
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                             $         11.83   $         10.55   $              10.14   $          10.20
------------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                              $       439,318   $            --   $                 --   $             --
SHARES OUTSTANDING                                               44,203                --                     --                 --
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets DIVIDED BY shares of beneficial
      interest outstanding)                             $          9.94   $            --   $                 --   $             --
------------------------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2004

                                                        CALIFORNIA FUND    FLORIDA FUND      MASSACHUSETTS FUND    MISSISSIPPI FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                       $     7,182,065   $     7,610,607   $          6,210,744   $        495,743
Expenses allocated from Portfolio                              (681,160)         (680,080)              (546,945)           (36,231)
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                    $     6,500,905   $     6,930,527   $          5,663,799   $        459,512
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                              $         1,741   $         1,740   $              1,740   $             86
Distribution and service fees
   Class A                                                       45,010            30,202                 48,525              3,201
   Class B                                                      466,271         1,109,297                752,500             71,093
Legal and accounting services                                     9,892            10,667                  8,729              8,219
Printing and postage                                              5,621             8,243                  5,807              1,050
Custodian fee                                                    12,501            13,492                 11,750              3,469
Transfer and dividend disbursing agent fees                      53,721            69,260                 54,074              6,059
Registration fees                                                 1,900               150                  4,250                 --
Miscellaneous                                                     4,882             5,550                  4,249                792
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                          $       601,539   $     1,248,601   $            891,624   $         93,969
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                   $     5,899,366   $     5,681,926   $          4,772,175   $        365,543
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)      $       673,506   $     1,335,818   $           (394,425)  $         (7,688)
   Financial futures contracts                               (4,106,428)       (4,289,717)            (2,365,761)          (167,204)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                       $    (3,432,922)  $    (2,953,899)  $         (2,760,186)  $       (174,892)
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                  $     2,831,008   $     4,052,116   $          3,335,177   $         43,858
   Financial futures contracts                                1,216,639         1,316,883              1,570,375             25,628
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)    $     4,047,647   $     5,368,999   $          4,905,552   $         69,486
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                 $       614,725   $     2,415,100   $          2,145,366   $       (105,406)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS              $     6,514,091   $     8,097,026   $          6,917,541   $        260,137
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                         NEW YORK FUND       OHIO FUND        RHODE ISLAND FUND   WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                       $    10,146,601   $     5,289,276   $          1,502,436   $        742,317
Expenses allocated from Portfolio                              (909,053)         (461,570)              (125,209)           (55,317)
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                    $     9,237,548   $     4,827,706   $          1,377,227   $        687,000
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                              $         1,741   $         1,740   $                870   $             87
Distribution and service fees
   Class A                                                       45,411            19,339                 12,268              3,941
   Class B                                                      502,001           732,256                202,097            112,105
   Class C                                                          951                --                     --                 --
Legal and accounting services                                     9,237            10,913                  9,422              8,641
Printing and postage                                             11,108             6,769                  1,438              2,399
Custodian fee                                                    14,454            10,369                  4,841              3,405
Transfer and dividend disbursing agent fees                     106,872            51,369                 12,598             18,817
Registration fees                                                 1,917               700                     --                 --
Miscellaneous                                                     6,703             3,663                  1,380                902
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                          $       700,395   $       837,118   $            244,914   $        150,297
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                   $     8,537,153   $     3,990,588   $          1,132,313   $        536,703
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)      $     2,830,411   $       354,309   $            167,040   $         63,946
   Financial futures contracts                               (3,909,449)       (1,567,164)              (568,307)          (232,612)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                       $    (1,079,038)  $    (1,212,855)  $           (401,267)  $       (168,666)
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                  $     2,450,533   $     3,484,696   $            940,424   $        391,759
   Financial futures contracts                                   90,114           300,253                338,655            134,968
------------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)    $     2,540,647   $     3,784,949   $          1,279,079   $        526,727
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                        $     1,461,609   $     2,572,094   $            877,812   $        358,061
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS              $     9,998,762   $     6,562,682   $          2,010,125   $        894,764
------------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2004

INCREASE (DECREASE) IN NET ASSETS                       CALIFORNIA FUND     FLORIDA FUND     MASSACHUSETTS FUND    MISSISSIPPI FUND
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                $     5,899,366   $     5,681,926   $          4,772,175   $        365,543
   Net realized loss                                         (3,432,922)       (2,953,899)            (2,760,186)          (174,892)
   Net change in unrealized appreciation
      (depreciation)                                          4,047,647         5,368,999              4,905,552             69,486
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS              $     6,514,091   $     8,097,026   $          6,917,541   $        260,137
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                           $      (868,213)  $      (779,047)  $         (1,211,714)  $        (75,807)
      Class B                                                (5,057,947)       (5,021,663)            (3,341,803)          (293,744)
      Class I                                                        --                --               (204,127)                --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     $    (5,926,160)  $    (5,800,710)  $         (4,757,644)  $       (369,551)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                           $     6,454,050   $     9,630,297   $         11,189,212   $      1,229,169
      Class B                                                 5,851,203         4,388,587              3,711,038            400,671
      Class I                                                        --                --                772,748                 --
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                   389,151           377,444                505,621             31,215
      Class B                                                 2,825,003         2,687,371              2,082,151            143,585
      Class I                                                        --                --                 25,736                 --
   Cost of shares redeemed
      Class A                                                (3,572,520)       (6,508,241)            (1,826,835)          (269,243)
      Class B                                               (14,297,828)      (16,083,568)           (10,072,326)          (581,335)
      Class I                                                        --                --                (32,861)                --
   Net asset value of shares exchanged
      Class A                                                        --       171,472,933             93,316,621          8,465,800
      Class B                                                        --      (171,499,296)           (93,308,439)        (8,464,773)
   Contingent deferred sales charges
      Class B                                                    58,362                --                     --                 --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                         $    (2,292,579)  $    (5,534,473)  $          6,362,666   $        955,089
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                   $    (1,704,648)  $    (3,238,157)  $          8,522,563   $        845,675
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                  $   246,898,372   $   262,909,506   $        209,436,924   $     17,745,012
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                        $   245,193,724   $   259,671,349   $        217,959,487   $     18,590,687
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                        $       220,793   $     1,198,015   $            112,588   $         (7,802)
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                        NEW YORK FUND       OHIO FUND        RHODE ISLAND FUND   WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                $     8,537,153   $     3,990,588   $          1,132,313   $        536,703
   Net realized loss                                         (1,079,038)       (1,212,855)              (401,267)          (168,666)
   Net change in unrealized appreciation
      (depreciation)                                          2,540,647         3,784,949              1,279,079            526,727
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS              $     9,998,762   $     6,562,682   $          2,010,125   $        894,764
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                           $    (1,097,712)  $      (558,470)  $           (298,704)  $        (90,696)
      Class B                                                (7,269,501)       (3,780,639)              (878,277)          (447,031)
      Class C                                                    (3,998)               --                     --                 --
   From net realized gain
      Class A                                                  (106,361)               --                     --                 --
      Class B                                                  (671,419)               --                     --                 --
      Class C                                                      (613)               --                     --                 --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     $    (9,149,604)  $    (4,339,109)  $         (1,176,981)  $       (537,727)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                           $    10,696,541   $     5,292,554   $          2,189,288   $        885,173
      Class B                                                 6,161,003         2,672,759              1,034,117            794,355
      Class C                                                   440,378                --                     --                 --
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                   661,319           270,288                136,572             63,901
      Class B                                                 5,311,463         2,044,000                518,698            255,040
      Class C                                                     2,143                --                     --                 --
   Cost of shares redeemed
      Class A                                                (4,167,127)       (2,402,232)            (1,039,730)          (316,640)
      Class B                                               (17,580,796)      (11,552,264)            (3,023,699)        (1,025,414)
      Class C                                                   (11,209)               --                     --                 --
   Net asset value of shares exchanged
      Class A                                                        --       111,311,490             13,942,845         14,104,165
      Class B                                                        --      (111,309,644)           (13,943,483)       (14,104,427)
   Contingent deferred sales charges
      Class B                                                    63,681                --                     --                 --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                         $     1,577,396   $    (3,673,049)  $           (185,392)  $        656,153
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                   $     2,426,554   $    (1,449,476)  $            647,752   $      1,013,190
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                  $   349,791,588   $   172,689,029   $         54,631,574   $     27,156,117
------------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                        $   352,218,142   $   171,239,553   $         55,279,326   $     28,169,307
------------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                        $     1,323,813   $       127,985   $             (6,974)  $        (43,593)
------------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED SEPTEMBER 30, 2003

INCREASE (DECREASE) IN NET ASSETS                       CALIFORNIA FUND    FLORIDA FUND      MASSACHUSETTS FUND    MISSISSIPPI FUND
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                $    12,012,420   $    11,964,343   $          9,648,130   $        716,913
   Net realized gain (loss)                                   4,984,724           786,408              1,131,203            (17,406)
   Net change in unrealized appreciation
      (depreciation)                                        (13,091,792)       (7,443,955)            (5,238,900)          (253,870)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS              $     3,905,352   $     5,306,796   $          5,540,433   $        445,637
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                           $    (1,377,606)  $    (1,196,173)  $         (2,017,818)  $       (112,431)
      Class B                                               (10,144,427)      (10,731,680)            (7,001,137)          (599,035)
      Class I                                                        --                --               (437,891)                --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     $   (11,522,033)  $   (11,927,853)  $         (9,456,846)  $       (711,466)
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                           $    14,089,683   $     9,146,249   $          9,791,250   $      1,069,293
      Class B                                                11,208,149        16,613,696             13,511,366          1,654,870
      Class I                                                        --                --                651,194                 --
   Net asset value of shares issued to shareholders
   in payment of distributions declared
      Class A                                                   553,736           534,929                634,250             44,714
      Class B                                                 4,305,082         4,089,815              3,521,498            259,244
      Class I                                                        --                --                 65,501                 --
   Cost of shares redeemed
      Class A                                                (3,982,992)       (5,009,410)            (7,157,953)          (302,691)
      Class B                                               (30,604,029)      (32,313,366)           (23,172,441)        (1,861,488)
      Class I                                                        --                --             (1,830,712)                --
   Contingent deferred sales charges
      Class B                                                   109,263                --                     --                 --
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                         $    (4,321,108)  $    (6,938,087)  $         (3,986,047)  $        863,942
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                   $   (11,937,789)  $   (13,559,144)  $         (7,902,460)  $        598,113
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                    $   258,836,161   $   276,468,650   $        217,339,384   $     17,146,899
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                          $   246,898,372   $   262,909,506   $        209,436,924   $     17,745,012
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                          $       247,587   $     1,316,799   $             98,057   $         (3,794)
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                        NEW YORK FUND       OHIO FUND       RHODE ISLAND FUND    WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                $    15,952,214   $     8,447,082   $          2,333,266   $      1,106,285
   Net realized gain (loss)                                   2,557,327          (946,600)                44,261            265,016
   Net change in unrealized appreciation
      (depreciation)                                         (7,881,483)         (616,783)            (1,473,126)          (943,833)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS              $    10,628,058   $     6,883,699   $            904,401   $        427,468
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                           $    (1,694,599)  $      (801,232)  $           (539,044)  $       (167,373)
      Class B                                               (13,299,285)       (7,311,020)            (1,783,128)          (935,604)
      Class C                                                        (1)               --                     --                 --
   From net realized gain
      Class A                                                   (17,681)               --                     --                 --
      Class B                                                  (167,562)               --                     --                 --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     $   (15,179,128)  $    (8,112,252)  $         (2,322,172)  $     (1,102,977)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                           $    20,783,568   $     7,099,625   $          3,661,350   $        742,510
      Class B                                                23,741,648        10,058,719              5,661,025          2,614,273
      Class C                                                    11,338                --                     --                 --
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                   870,196           347,249                297,434            115,057
      Class B                                                 7,822,908         3,430,722                968,352            462,585
   Cost of shares redeemed
      Class A                                                (8,618,482)       (6,276,257)            (2,165,677)          (771,737)
      Class B                                               (40,678,610)      (22,283,785)            (7,055,542)        (2,549,461)
   Contingent deferred sales charges
      Class B                                                    95,813                --                     --                 --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                         $     4,028,379   $    (7,623,727)  $          1,366,942   $        613,227
------------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                              $      (522,691)  $    (8,852,280)  $            (50,829)  $        (62,282)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                    $   350,314,279   $   181,541,309   $         54,682,403   $     27,218,399
------------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                          $   349,791,588   $   172,689,029   $         54,631,574   $     27,156,117
------------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF YEAR                                          $     1,157,871   $       476,506   $             37,694   $        (42,569)
------------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                       CALIFORNIA FUND -- CLASS A
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)     2001(1)      2000(1)       1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $         10.920     $   11.250   $   10.880   $   10.270   $   10.320   $   11.340
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.273     $    0.542   $    0.548   $    0.533   $    0.536   $    0.544
Net realized and unrealized gain (loss)               0.032         (0.342)       0.352        0.619       (0.031)      (1.007)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.305     $    0.200   $    0.900   $    1.152   $    0.505   $   (0.463)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.265)    $   (0.530)  $   (0.530)  $   (0.542)  $   (0.555)  $   (0.557)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.265)    $   (0.530)  $   (0.530)  $   (0.542)  $   (0.555)  $   (0.557)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $         10.960     $   10.920   $   11.250   $   10.880   $   10.270   $   10.320
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        2.82%          1.89%        8.61%       11.46%        5.17%       (4.25)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)  $         38,119     $   34,753   $   24,863   $   21,089   $   17,617   $   16,675
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         0.88%(5)       0.88%        0.91%        0.94%        0.89%        0.78%
   Expenses after custodian fee
      reduction(4)                                     0.88%(5)       0.87%        0.91%        0.91%        0.88%        0.76%
   Net investment income                               4.97%(5)       4.97%        5.09%        5.00%        5.35%        4.93%
Portfolio Turnover of the Portfolio                       4%            21%           3%          26%          13%          28%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.05% to 5.09%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                        CALIFORNIA FUND -- CLASS B
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)     2001(1)      2000(1)       1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $         10.110     $   10.400   $   10.050   $    9.490   $    9.520   $   10.420
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.244     $    0.481   $    0.474   $    0.450   $    0.475   $    0.474
Net realized and unrealized gain (loss)               0.026         (0.317)       0.327        0.572       (0.024)      (0.934)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.270     $    0.164   $    0.801   $    1.022   $    0.451   $   (0.460)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.243)    $   (0.459)  $   (0.455)  $   (0.467)  $   (0.487)  $   (0.448)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.243)    $   (0.459)  $   (0.455)  $   (0.467)  $   (0.487)  $   (0.448)
------------------------------------------------------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES          $          0.003     $    0.005   $    0.004   $    0.005   $    0.006   $    0.008
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $         10.140     $   10.110   $   10.400   $   10.050   $    9.490   $    9.520
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        2.72%          1.73%        8.30%       11.09%        5.06%       (4.50)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $        207,075     $  212,145   $  233,973   $  226,303   $  220,693   $  252,763
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         1.08%(5)       1.09%        1.24%        1.26%        1.13%        1.18%
   Expenses after custodian fee
      reduction(4)                                     1.08%(5)       1.08%        1.24%        1.23%        1.12%        1.16%
   Net investment income                               4.79%(5)       4.79%        4.77%        4.58%        5.13%        4.70%
Portfolio Turnover of the Portfolio                       4%            21%           3%          26%          13%          28%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.73% to 4.77%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                         FLORIDA FUND -- CLASS A
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)     2001(1)      2000(1)       1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $         10.680     $   10.940   $   10.630   $   10.010   $   10.190   $   11.150
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.260     $    0.548   $    0.572   $    0.561   $    0.535   $    0.549
Net realized and unrealized gain (loss)               0.113         (0.259)       0.287        0.593       (0.051)      (0.979)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.373     $    0.289   $    0.859   $    1.154   $    0.484   $   (0.430)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.273)    $   (0.549)  $   (0.549)  $   (0.534)  $   (0.539)  $   (0.530)
From net realized gain                                   --             --           --           --       (0.125)          --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.273)    $   (0.549)  $   (0.549)  $   (0.534)  $   (0.664)  $   (0.530)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $         10.780     $   10.680   $   10.940   $   10.630   $   10.010   $   10.190
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        3.51%          2.76%        8.38%       11.76%        5.05%       (4.02)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $        200,547     $   25,996   $   21,866   $   14,759   $   12,558   $   12,818
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         0.80%(5)       0.79%        0.86%        0.85%        0.89%        0.75%
   Expenses after custodian fee
      reduction(4)                                     0.80%(5)       0.78%        0.82%        0.79%        0.84%        0.70%
   Net investment income                               4.80%(5)       5.12%        5.40%        5.38%        5.42%        5.07%
Portfolio Turnover of the Portfolio                       7%            23%          19%          11%          12%          39%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.39% to 5.40%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                         FLORIDA FUND -- CLASS B
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)     2001(1)      2000(1)       1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $         10.950     $   11.220   $   10.900   $   10.270   $   10.430   $   11.420
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.235     $    0.482   $    0.507   $    0.495   $    0.479   $    0.466
Net realized and unrealized gain (loss)               0.103         (0.272)       0.293        0.603       (0.046)      (1.001)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.338     $    0.210   $    0.800   $    1.098   $    0.433   $   (0.535)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.238)    $   (0.480)  $   (0.480)  $   (0.468)  $   (0.468)  $   (0.455)
From net realized gain                                   --             --           --           --       (0.125)          --
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.238)    $   (0.480)  $   (0.480)  $   (0.468)  $   (0.593)  $   (0.455)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $         11.050     $   10.950   $   11.220   $   10.900   $   10.270   $   10.430
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        3.22%          1.93%        7.56%       10.93%        4.38%       (4.84)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $         59,125     $  236,914   $  254,603   $  257,813   $  264,028   $  332,227
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         1.55%(5)       1.54%        1.61%        1.60%        1.58%        1.58%
   Expenses after custodian fee
      reduction(4)                                     1.55%(5)       1.53%        1.57%        1.54%        1.53%        1.53%
   Net investment income                               4.25%(5)       4.39%        4.67%        4.64%        4.73%        4.23%
Portfolio Turnover of the Portfolio                       7%            23%          19%          11%          12%          39%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.66% to 4.67%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                      MASSACHUSETTS FUND -- CLASS A
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)     2001(1)      2000(1)      1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $          9.680     $    9.850   $    9.550   $    9.020   $    9.110   $    9.940
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.241     $    0.492   $    0.496   $    0.484   $    0.478   $    0.504
Net realized and unrealized gain (loss)               0.101         (0.180)       0.285        0.531       (0.071)      (0.828)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.342     $    0.312   $    0.781   $    1.015   $    0.407   $   (0.324)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.242)    $   (0.482)  $   (0.481)  $   (0.485)  $   (0.497)  $   (0.506)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.242)    $   (0.482)  $   (0.481)  $   (0.485)  $   (0.497)  $   (0.506)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $          9.780     $    9.680   $    9.850   $    9.550   $    9.020   $    9.110
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        3.57%          3.29%        8.48%       11.48%        4.70%       (3.42)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $        144,744     $   41,413   $   38,857   $   26,819   $   11,212   $   15,825
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         0.79%(5)       0.81%        0.82%        0.84%        0.87%        0.70%
   Expenses after custodian fee
      reduction(4)                                     0.79%(5)       0.80%        0.80%        0.80%        0.85%        0.68%
   Net investment income                               4.93%(5)       5.09%        5.21%        5.10%        5.49%        5.23%
Portfolio Turnover of the Portfolio                      12%            16%          10%           8%          15%          24%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.17% to 5.21%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                      MASSACHUSETTS FUND -- CLASS B
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)     2001(1)      2000(1)      1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $         10.790     $   10.990   $   10.660   $   10.050   $   10.130   $   11.070
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.232     $    0.469   $    0.476   $    0.461   $    0.468   $    0.470
Net realized and unrealized gain (loss)               0.107         (0.209)       0.311        0.608       (0.088)      (0.945)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.339     $    0.260   $    0.787   $    1.069   $    0.380   $   (0.475)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.229)    $   (0.460)  $   (0.457)  $   (0.459)  $   (0.460)  $   (0.465)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.229)    $   (0.460)  $   (0.457)  $   (0.459)  $   (0.460)  $   (0.465)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $         10.900     $   10.790   $   10.990   $   10.660   $   10.050   $   10.130
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        3.28%          2.43%        7.61%       10.87%        3.93%       (4.44)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $         64,767     $  160,416   $  169,602   $  163,028   $  157,801   $  185,540
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         1.55%(5)       1.56%        1.57%        1.59%        1.61%        1.57%
   Expenses after custodian fee
      reduction(4)                                     1.55%(5)       1.55%        1.55%        1.55%        1.59%        1.55%
   Net investment income                               4.25%(5)       4.35%        4.49%        4.41%        4.74%        4.37%
Portfolio Turnover of the Portfolio                      12%            16%          10%           8%          15%          24%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 4.45% to 4.49%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                      MASSACHUSETTS FUND -- CLASS I
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)     2001(1)      2000(1)      1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $         10.000     $   10.170   $    9.870   $    9.310   $    9.390   $   10.260
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.262     $    0.529   $    0.534   $    0.518   $    0.519   $    0.528
Net realized and unrealized gain (loss)               0.098         (0.182)       0.281        0.559       (0.079)      (0.869)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.360     $    0.347   $    0.815   $    1.077   $    0.440   $   (0.341)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.260)    $   (0.517)  $   (0.515)  $   (0.517)  $   (0.520)  $   (0.529)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.260)    $   (0.517)  $   (0.515)  $   (0.517)  $   (0.520)  $   (0.529)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $         10.100     $   10.000   $   10.170   $    9.870   $    9.310   $    9.390
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        3.62%          3.51%        8.55%       11.87%        4.92%       (3.53)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $          8,449     $    7,608   $    8,880   $    6,957   $    7,259   $   10,311
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         0.59%(5)       0.61%        0.62%        0.64%        0.68%        0.64%
   Expenses after custodian fee
      reduction(4)                                     0.59%(5)       0.60%        0.60%        0.60%        0.66%        0.62%
   Net investment income                               5.19%(5)       5.29%        5.44%        5.36%        5.67%        5.30%
Portfolio Turnover of the Portfolio                      12%            16%          10%           8%          15%          24%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.004, decrease net realized and unrealized gains per share by $0.004 and increase the ratio of net investment income to average net assets from 5.40% to 5.44%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                       MISSISSIPPI FUND -- CLASS A
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)     2001(1)      2000(1)      1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $          9.840     $   10.000   $    9.750   $    9.310   $    9.350   $   10.060
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.224     $    0.473   $    0.471   $    0.469   $    0.459   $    0.487
Net realized and unrealized gain (loss)              (0.043)        (0.163)       0.249        0.441       (0.023)      (0.715)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.181     $    0.310   $    0.720   $    0.910   $    0.436   $   (0.228)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.231)    $   (0.470)  $   (0.470)  $   (0.470)  $   (0.476)  $   (0.482)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.231)    $   (0.470)  $   (0.470)  $   (0.470)  $   (0.476)  $   (0.482)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $          9.790     $    9.840   $   10.000   $    9.750   $    9.310   $    9.350
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        1.85%          3.21%        7.64%        9.98%        4.87%       (2.37)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $         12,123     $    2,727   $    1,945   $    2,131   $    1,269   $    1,455
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         0.82%(5)       0.81%        0.90%        0.88%        1.02%        0.70%
   Expenses after custodian fee
      reduction(4)                                     0.82%(5)       0.79%        0.88%        0.83%        1.00%        0.68%
   Net investment income                               4.55%(5)       4.81%        4.85%        4.88%        5.02%        4.97%
Portfolio Turnover of the Portfolio                       3%            11%          10%          11%           4%          16%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase the ratio of net investment income to average net assets from 4.75% to 4.85%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                       MISSISSIPPI FUND -- CLASS B
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)     2001(1)      2000(1)      1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $         10.060     $   10.220   $    9.970   $    9.530   $    9.560   $   10.300
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.197     $    0.409   $    0.409   $    0.407   $    0.404   $    0.417
Net realized and unrealized gain (loss)              (0.050)        (0.163)       0.247        0.444       (0.023)      (0.741)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.147     $    0.246   $    0.656   $    0.851   $    0.381   $   (0.324)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.197)    $   (0.406)  $   (0.406)  $   (0.411)  $   (0.411)  $   (0.416)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.197)    $   (0.406)  $   (0.406)  $   (0.411)  $   (0.411)  $   (0.416)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $         10.010     $   10.060   $   10.220   $    9.970   $    9.530   $    9.560
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        1.58%          2.47%        6.75%        9.13%        4.14%       (3.25)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $          6,467     $   15,018   $   15,202   $   14,706   $   14,356   $   16,300
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         1.57%(5)       1.56%        1.65%        1.63%        1.76%        1.51%
   Expenses after custodian fee
      reduction(4)                                     1.57%(5)       1.54%        1.63%        1.58%        1.74%        1.49%
   Net investment income                               3.91%(5)       4.07%        4.11%        4.15%        4.28%        4.16%
Portfolio Turnover of the Portfolio                       3%            11%          10%          11%           4%          16%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.010, decrease net realized and unrealized gains per share by $0.010 and increase the ratio of net investment income to average net assets from 4.01% to 4.11%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                         See notes to financial statements

                                                                        NEW YORK FUND -- CLASS A
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)     2001(1)      2000(1)      1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $         10.920     $   11.070   $   10.610   $    9.910   $    9.860   $   10.920
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.273     $    0.539   $    0.543   $    0.505   $    0.515   $    0.532
Net realized and unrealized gain (loss)               0.049         (0.165)       0.430        0.709        0.061       (0.907)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.322     $    0.374   $    0.973   $    1.214   $    0.576   $   (0.375)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.266)    $   (0.518)  $   (0.513)  $   (0.506)  $   (0.526)  $   (0.534)
From net realized gain                               (0.026)        (0.006)          --       (0.008)          --       (0.151)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.292)    $   (0.524)  $   (0.513)  $   (0.514)  $   (0.526)  $   (0.685)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $         10.950     $   10.920   $   11.070   $   10.610   $    9.910   $    9.860
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        2.97%          3.54%        9.49%       12.48%        6.09%       (3.63)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $         49,732     $   42,481   $   29,817   $   20,429   $   11,411   $   12,683
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         0.80%(5)       0.80%        0.82%        0.85%        0.83%        0.77%
   Expenses after custodian fee
      reduction(4)                                     0.80%(5)       0.80%        0.82%        0.85%        0.83%        0.76%
   Net investment income                               4.96%(5)       4.99%        5.11%        4.81%        5.29%        5.09%
Portfolio Turnover of the Portfolio                      10%            19%           7%          19%          27%          41%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 5.09% to 5.11%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                         See notes to financial statements

                                                                        NEW YORK FUND -- CLASS B
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)     2001(1)      2000(1)      1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $         11.800     $   11.950   $   11.450   $   10.700   $   10.640   $   11.760
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.288     $    0.534   $    0.502   $    0.459   $    0.474   $    0.483
Net realized and unrealized gain (loss)               0.048         (0.181)       0.468        0.763        0.063       (0.972)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.336     $    0.353   $    0.970   $    1.222   $    0.537   $   (0.489)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.282)    $   (0.501)  $   (0.470)  $   (0.464)  $   (0.477)  $   (0.480)
From net realized gain                               (0.026)        (0.006)          --       (0.008)          --       (0.151)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.308)    $   (0.507)  $   (0.470)  $   (0.472)  $   (0.477)  $   (0.631)
------------------------------------------------------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES          $          0.002     $    0.004   $       --   $       --   $       --   $       --
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $         11.830     $   11.800   $   11.950   $   11.450   $   10.700   $   10.640
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        2.86%          3.08%        8.70%       11.64%        5.24%       (4.35)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $        302,046     $  307,299   $  320,497   $  318,217   $  323,013   $  387,951
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         0.93%(5)       1.23%        1.57%        1.61%        1.59%        1.57%
   Expenses after custodian fee
      reduction(4)                                     0.93%(5)       1.23%        1.57%        1.61%        1.59%        1.56%
   Net investment income                               4.85%(5)       4.58%        4.37%        4.09%        4.54%        4.27%
Portfolio Turnover of the Portfolio                      10%            19%           7%          19%          27%          41%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.35% to 4.37%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                               NEW YORK FUND -- CLASS C
                                                                    -----------------------------------------------
                                                                    SIX MONTHS ENDED      YEAR ENDED SEPTEMBER 30,
                                                                    MARCH 31, 2004        -------------------------
                                                                    (UNAUDITED)(1)               2003(1)(2)
-------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                              $         10.050      $                  10.000
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                               $          0.164      $                   0.002
Net realized and unrealized gain (loss)                                       (0.083)(3)                      0.049
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                        $          0.081      $                   0.051
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                          $         (0.165)     $                  (0.001)
From net realized gain                                                        (0.026)                            --
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                 $         (0.191)     $                  (0.001)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                    $          9.940      $                  10.050
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                                 0.72%                          0.50%
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)                           $            439      $                      11
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                                  1.55%(6)                       1.89%(6)
   Net investment income                                                        4.05%(6)                       6.41%(6)
Portfolio Turnover of the Portfolio                                               10%                            19%
-------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2)  Class C shares commenced operations on September 30, 2003.
(3) The per share amount in not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(6)  Annualized.

                        See notes to financial statements

                                                                           OHIO FUND -- CLASS A
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)          2003      2002(1)(2)     2001(1)       2000         1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $          9.230     $    9.290   $    9.130   $    8.920   $    9.120   $    9.930
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.237     $    0.499   $    0.490   $    0.506   $    0.506   $    0.511
Net realized and unrealized gain (loss)               0.149         (0.077)       0.148        0.229       (0.186)      (0.725)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.386     $    0.422   $    0.638   $    0.735   $    0.320   $   (0.214)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.266)    $   (0.482)  $   (0.478)  $   (0.515)  $   (0.516)  $   (0.513)
From net realized gain                                   --             --           --       (0.010)      (0.004)      (0.083)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.266)    $   (0.482)  $   (0.478)  $   (0.525)  $   (0.520)  $   (0.596)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $          9.350     $    9.230   $    9.290   $    9.130   $    8.920   $    9.120
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        4.23%          4.73%        7.23%        8.43%        3.74%       (2.31)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $        129,896     $   15,612   $   14,526   $   12,153   $    8,052   $    9,203
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         0.83%(5)       0.81%        0.84%        0.86%        0.88%        0.77%
   Expenses after custodian fee
      reduction(4)                                     0.83%(5)       0.80%        0.83%        0.85%        0.88%        0.76%
   Net investment income                               5.07%(5)       5.46%        5.40%        5.50%        5.74%        5.32%
Portfolio Turnover of the Portfolio                       3%            15%          15%          22%          28%          59%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                           OHIO FUND -- CLASS B
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)          2003      2002(1)(2)     2001(1)       2000         1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $         10.430     $   10.490   $   10.320   $   10.080   $   10.290   $   11.210
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.239     $    0.489   $    0.479   $    0.493   $    0.495   $    0.490
Net realized and unrealized gain (loss)               0.140         (0.081)       0.154        0.258       (0.201)      (0.832)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.379     $    0.408   $    0.633   $    0.751   $    0.294   $   (0.342)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.259)    $   (0.468)  $   (0.463)  $   (0.501)  $   (0.500)  $   (0.495)
From net realized gain                                   --             --           --       (0.010)      (0.004)      (0.083)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.259)    $   (0.468)  $   (0.463)  $   (0.511)  $   (0.504)  $   (0.578)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $         10.550     $   10.430   $   10.490   $   10.320   $   10.080   $   10.290
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        3.77%          4.01%        6.30%        7.66%        3.04%       (3.21)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $         41,343     $  157,077   $  167,015   $  169,811   $  174,964   $  206,401
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         1.58%(5)       1.56%        1.59%        1.62%        1.65%        1.61%
   Expenses after custodian fee
      reduction(4)                                     1.58%(5)       1.55%        1.58%        1.61%        1.65%        1.60%
   Net investment income                               4.55%(5)       4.73%        4.67%        4.81%        4.96%        4.50%
Portfolio Turnover of the Portfolio                       3%            15%          15%          22%          28%          59%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                      RHODE ISLAND FUND -- CLASS A
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)      2001         2000        1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $          9.760     $   10.010   $    9.710   $    9.120   $    9.070   $    9.940
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.230     $    0.472   $    0.472   $    0.474   $    0.471   $    0.474
Net realized and unrealized gain (loss)               0.160         (0.253)       0.297        0.582        0.046       (0.872)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.390     $    0.219   $    0.769   $    1.056   $    0.517   $   (0.398)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.240)    $   (0.469)  $   (0.469)  $   (0.466)  $   (0.467)  $   (0.472)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.240)    $   (0.469)  $   (0.469)  $   (0.466)  $   (0.467)  $   (0.472)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $          9.910     $    9.760   $   10.010   $    9.710   $    9.120   $    9.070
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        4.02%          2.29%        8.21%       11.80%        5.95%       (4.16)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $         27,053     $   11,701   $   10,169   $    7,630   $    4,245   $    3,290
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         0.77%(5)       0.74%        0.75%        0.74%        0.79%        0.69%
   Expenses after custodian fee
      reduction(4)                                     0.77%(5)       0.73%        0.72%        0.69%        0.76%        0.65%
   Net investment income                               4.66%(5)       4.82%        4.89%        5.01%        5.27%        4.94%
Portfolio Turnover of the Portfolio                      10%            19%          13%          14%          15%          18%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.87% to 4.89%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                      RHODE ISLAND FUND -- CLASS B
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)      2001         2000        1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $          9.990     $   10.250   $    9.940   $    9.340   $    9.280   $   10.170
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.201     $    0.409   $    0.410   $    0.414   $    0.414   $    0.409
Net realized and unrealized gain (loss)               0.158         (0.262)       0.307        0.590        0.048       (0.894)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.359     $    0.147   $    0.717   $    1.004   $    0.462   $   (0.485)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.209)    $   (0.407)  $   (0.407)  $   (0.404)  $   (0.402)  $   (0.405)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.209)    $   (0.407)  $   (0.407)  $   (0.404)  $   (0.402)  $   (0.405)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $         10.140     $    9.990   $   10.250   $    9.940   $    9.340   $    9.280
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        3.72%          1.48%        7.42%       10.96%        5.17%       (4.92)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $         28,226     $   42,930   $   44,513   $   37,300   $   33,316   $   37,775
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         1.52%(5)       1.49%        1.50%        1.49%        1.56%        1.49%
   Expenses after custodian fee
      reduction(4)                                     1.52%(5)       1.48%        1.47%        1.44%        1.53%        1.45%
   Net investment income                               3.98%(5)       4.08%        4.14%        4.25%        4.56%        4.15%
Portfolio Turnover of the Portfolio                      10%            19%          13%          14%          15%          18%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002 and increase the ratio of net investment income to average net assets from 4.12% to 4.14%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                      WEST VIRGINIA FUND -- CLASS A
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)      2001        2000(1)      1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $          9.880     $   10.130   $    9.750   $    9.290   $    9.290   $   10.120
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.222     $    0.468   $    0.465   $    0.479   $    0.459   $    0.476
Net realized and unrealized gain (loss)               0.144         (0.253)       0.380        0.448        0.020       (0.821)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.366     $    0.215   $    0.845   $    0.927   $    0.479   $   (0.345)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.226)    $   (0.465)  $   (0.465)  $   (0.467)  $   (0.479)  $   (0.485)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.226)    $   (0.465)  $   (0.465)  $   (0.467)  $   (0.479)  $   (0.485)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $         10.020     $    9.880   $   10.130   $    9.750   $    9.290   $    9.290
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        3.73%          2.23%        8.97%       10.16%        5.39%       (3.55)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $         18,251     $    3,522   $    3,517   $    2,931   $    2,310   $    1,866
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         0.85%(5)       0.73%        0.78%        0.78%        0.91%        0.70%
   Expenses after custodian fee
      reduction(4)                                     0.85%(5)       0.71%        0.77%        0.74%        0.89%        0.68%
   Net investment income                               4.45%(5)       4.74%        4.78%        4.93%        5.02%        4.84%
Portfolio Turnover of the Portfolio                       6%            21%          19%          12%           7%          32%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.75% to 4.78%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                      WEST VIRGINIA FUND -- CLASS B
                                           -----------------------------------------------------------------------------------
                                           SIX MONTHS ENDED                       YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2004       --------------------------------------------------------------
                                           (UNAUDITED)(1)         2003(1)    2002(1)(2)      2001        2000(1)      1999(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period     $         10.080     $   10.340   $    9.950   $    9.480   $    9.470   $   10.320
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                      $          0.194     $    0.402   $    0.403   $    0.411   $    0.402   $    0.403
Net realized and unrealized gain (loss)               0.118         (0.261)       0.388        0.465        0.019       (0.842)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $          0.312     $    0.141   $    0.791   $    0.876   $    0.421   $   (0.439)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                 $         (0.192)    $   (0.401)  $   (0.401)  $   (0.406)  $   (0.411)  $   (0.411)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $         (0.192)    $   (0.401)  $   (0.401)  $   (0.406)  $   (0.411)  $   (0.411)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD           $         10.200     $   10.080   $   10.340   $    9.950   $    9.480   $    9.470
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                        3.23%          1.41%        8.17%        9.41%        4.62%       (4.40)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's
   omitted)                                $          9,918     $   23,634   $   23,701   $   21,775   $   22,394   $   24,854
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                         1.60%(5)       1.48%        1.53%        1.53%        1.62%        1.53%
   Expenses after custodian fee
      reduction(4)                                     1.60%(5)       1.46%        1.52%        1.49%        1.60%        1.51%
   Net investment income                               3.80%(5)       3.99%        4.05%        4.20%        4.32%        4.02%
Portfolio Turnover of the Portfolio                       6%            21%          19%          12%           7%          32%
------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003 and increase the ratio of net investment income to average net assets from 4.02% to 4.05%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

EATON VANCE MUNICIPALS FUNDS as of March 31, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, eight of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipals Fund (California Fund), Eaton Vance Florida Municipals Fund (Florida Fund), Eaton Vance Massachusetts Municipals Fund (Massachusetts Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund), Eaton Vance New York Municipals Fund (New York Fund), Eaton Vance Ohio Municipals Fund (Ohio Fund), Eaton Vance Rhode Island Municipals Fund (Rhode Island Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund). The Florida Fund, the Mississippi Fund, the Ohio Fund, the Rhode Island Fund and the West Virginia Fund offer two classes of shares. The California Fund, Massachusetts Fund and the New York Fund offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares and Class C shares of the California Fund and the New York Fund are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). As of March 31, 2004, no Class C shares of the California Fund have been issued. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Funds automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. In addition, all Class B shares of Eaton Vance California Fund and Eaton Vance New York Fund purchased on or before March 16, 2004 converted to Class A shares of the same Fund on April 8, 2004. Class B shares acquired through reinvestment of distributions will convert in proportion to shares not acquired through reinvestment. Class I shares of the Massachusetts Fund are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The California Fund invests its assets in the California Municipals Portfolio, the Florida Fund invests its assets in the Florida Municipals Portfolio, the Massachusetts Fund invests its assets in the Massachusetts Municipals Portfolio, the Mississippi Fund invests its assets in the Mississippi Municipals Portfolio, the New York Fund invests its assets in the New York Municipals Portfolio, the Ohio Fund invests its assets in the Ohio Municipals Portfolio, the Rhode Island Fund invests its assets in the Rhode Island Municipals Portfolio and the West Virginia Fund invests its assets in the West Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at March 31, 2004 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2003, certain Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

   FUND                                      AMOUNT              EXPIRES
   -----------------------------------------------------------------------------
   California                           $      2,417,233   September 30, 2011
                                                 723,504   September 30, 2010
                                               1,155,825   September 30, 2009
                                                 663,911   September 30, 2008
                                              17,095,660   September 30, 2004

   Florida                                     3,994,644   September 30, 2010
                                                 603,727   September 30, 2009
                                                 599,206   September 30, 2008

   Massachusetts                               1,430,573   September 30, 2011
                                               1,741,735   September 30, 2010
                                                   2,135   September 30, 2005
                                               7,763,971   September 30, 2004

   Mississippi                                    53,963   September 30, 2011
                                                  40,090   September 30, 2010
                                               1,377,618   September 30, 2005

   New York                                      116,493   September 30, 2011

   Ohio                                        6,140,842   September 30, 2011
                                               1,825,374   September 30, 2010

   Rhode Island                                   90,400   September 30, 2011
                                                  21,737   September 30, 2010
                                                 294,723   September 30, 2009
                                                 184,964   September 30, 2008
                                                  34,703   September 30, 2005
                                               1,523,162   September 30, 2004

   West Virginia                                 211,865   September 30, 2010
                                                 171,534   September 30, 2009
                                                     526   September 30, 2008
                                                 170,463   September 30, 2005
                                                 816,508   September 30, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at September 30, 2003, Florida Fund, Massachusetts Fund, Mississippi Fund, and Rhode Island Fund had net capital losses of $1,362,709, $692,881, $89,070, and $312,598, respectively, attributable to security transactions incurred after October 31, 2002. These capital losses are treated as arising on the first day of each Fund's taxable year ending September 30, 2004.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

   G EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   H OTHER -- Investment transactions are accounted for on a trade-date basis.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to March 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate primarily to the difference in method for accreting market discount and amortizing premiums.

3  SHARES OF BENEFICIAL INTEREST

   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                     CALIFORNIA FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS A                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                           585,262             1,287,268
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                 35,406                50,751
   Redemptions                                    (324,713)             (366,019)
   -----------------------------------------------------------------------------
   NET INCREASE                                    295,955               972,000
   -----------------------------------------------------------------------------

                                                     CALIFORNIA FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS B                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                           570,249             1,106,278
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                277,164               425,427
   Redemptions                                  (1,408,206)           (3,040,867)
   -----------------------------------------------------------------------------
   NET DECREASE                                   (560,793)           (1,509,162)
   -----------------------------------------------------------------------------

                                                       FLORIDA FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS A                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                           889,434               853,411
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                 34,987                50,068
   Redemptions                                    (602,547)             (468,348)
   Exchange from Class B shares                 15,853,783                    --
   -----------------------------------------------------------------------------
   NET INCREASE                                 16,175,657               435,131
   -----------------------------------------------------------------------------

                                                       FLORIDA FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS B                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                           397,955             1,510,400
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                242,690               372,326
   Redemptions                                  (1,456,119)           (2,948,167)
   Exchange to Class A shares                  (15,460,353)                   --
   -----------------------------------------------------------------------------
   NET DECREASE                                (16,275,827)           (1,065,441)
   -----------------------------------------------------------------------------

                                                    MASSACHUSETTS FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS A                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                         1,149,788             1,008,027
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                 51,820                65,592
   Redemptions                                    (187,327)             (740,320)
   Exchange from Class B shares                  9,508,424                    --
   -----------------------------------------------------------------------------
   NET INCREASE                                 10,522,705               333,299
   -----------------------------------------------------------------------------

                                                    MASSACHUSETTS FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS B                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                           341,861             1,251,555
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                190,814               325,819
   Redemptions                                    (928,310)           (2,153,073)
   Exchange to Class A shares                   (8,526,408)                   --
   -----------------------------------------------------------------------------
   NET DECREASE                                 (8,922,043)             (575,699)
   -----------------------------------------------------------------------------

                                                    MASSACHUSETTS FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS I                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                            76,285                65,065
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  2,546                 6,538
   Redemptions                                      (3,235)             (183,579)
   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE)                          75,596              (111,976)
   -----------------------------------------------------------------------------

                                                     MISSISSIPPI FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS A                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                           123,795               108,796
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  3,170                 4,552
   Redemptions                                     (27,265)              (30,779)
   Exchange from Class B shares                    861,843                    --
   -----------------------------------------------------------------------------
   NET INCREASE                                    961,543                82,569
   -----------------------------------------------------------------------------

                                                     MISSISSIPPI FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS B                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                            39,882               163,807
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                 14,229                25,752
   Redemptions                                     (57,856)             (184,337)
   Exchange to Class A shares                     (842,366)                   --
   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE)                        (846,111)                5,222
   -----------------------------------------------------------------------------

                                                      NEW YORK FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS A                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                           971,885             1,915,927
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                 60,248                80,619
   Redemptions                                    (380,145)             (800,097)
   -----------------------------------------------------------------------------
   NET INCREASE                                    651,988             1,196,449
   -----------------------------------------------------------------------------

                                                      NEW YORK FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS B                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                           518,165             2,031,769
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                446,611               668,999
   Redemptions                                  (1,483,319)           (3,480,072)
   -----------------------------------------------------------------------------
   NET DECREASE                                   (518,543)             (779,304)
   -----------------------------------------------------------------------------

                                                        NEW YORK FUND
                                          -----------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS C                                (UNAUDITED)         SEPTEMBER 30, 2003(1)
   --------------------------------------------------------------------------------
   Sales                                            43,990                    1,134
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                    213                       --
   Redemptions                                      (1,134)                      --
   --------------------------------------------------------------------------------
   NET INCREASE                                     43,069                    1,134
   --------------------------------------------------------------------------------

                                                        OHIO FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS A                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                           568,081               775,644
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                 28,954                38,054
   Redemptions                                    (255,523)             (686,364)
   Exchange from Class B shares                 11,859,058                    --
   -----------------------------------------------------------------------------
   NET INCREASE                                 12,200,570               127,334
   -----------------------------------------------------------------------------

                                                        OHIO FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS B                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                           254,673               974,488
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                193,671               332,079
   Redemptions                                  (1,098,894)           (2,162,387)
   Exchange to Class A shares                  (10,493,567)                   --
   -----------------------------------------------------------------------------
   NET DECREASE                                (11,144,117)             (855,820)
   -----------------------------------------------------------------------------

                                                    RHODE ISLAND FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS A                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                           220,062               374,894
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                 13,814                30,427
   Redemptions                                    (105,816)             (222,426)
   Exchange from Class B shares                  1,401,657                    --
   -----------------------------------------------------------------------------
   NET INCREASE                                  1,529,717               182,895
   -----------------------------------------------------------------------------

                                                    RHODE ISLAND FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS B                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                           102,001               565,453
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                 51,214                96,623
   Redemptions                                    (299,147)             (707,921)
   Exchange to Class A shares                   (1,369,591)                   --
   -----------------------------------------------------------------------------
   NET DECREASE                                 (1,515,523)              (45,845)
   -----------------------------------------------------------------------------

                                                    WEST VIRGINIA FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS A                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                            88,608                75,068
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                  6,400                11,656
   Redemptions                                     (31,724)              (77,421)
   Exchange from Class B shares                  1,402,172                    --
   -----------------------------------------------------------------------------
   NET INCREASE                                  1,465,456                 9,303
   -----------------------------------------------------------------------------

                                                    WEST VIRGINIA FUND
                                          --------------------------------------
                                          SIX MONTHS ENDED
                                          MARCH 31, 2004      YEAR ENDED
   CLASS B                                (UNAUDITED)         SEPTEMBER 30, 2003
   -----------------------------------------------------------------------------
   Sales                                            78,004               258,798
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                 25,000                45,804
   Redemptions                                    (101,175)             (252,506)
   Exchange to Class A shares                   (1,374,544)                   --
   -----------------------------------------------------------------------------
   NET INCREASE (DECREASE)                      (1,372,715)               52,096
   -----------------------------------------------------------------------------

   (1) Class C shares of the New York Fund commenced operations on September 30, 2003.

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2004, EVM earned $3,733, $4,725, $4,002, $465, $7,438,
   $3,890, $1,114 and $760 in sub-transfer agent fees from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $3,947, $9,302, $13,124, $73, $13,675, $8,684, $3,811, and $2,026 from the California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2004.

5  DISTRIBUTION AND SERVICE PLANS

   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). In addition, the California Fund and New York Fund each has in effect a distribution plan for Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Class B and Class C shares to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares and Class C shares (if applicable) for providing ongoing distribution services and facilities to the Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% (in the case of Class B) and 6.25% (in the case of Class C) of the aggregate amount received by the Fund for each class shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and Class C and, accordingly, reduces Class B and Class C net assets. For the six months ended March 31, 2004, Florida Fund, Massachusetts Fund, Mississippi Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, paid $875,761, $594,079, $56,126, $578,097, $159,550 and
   $88,504 respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. The California Fund and New York Fund paid $204,855 and $196,562, representing 0.20% and 0.13% (annualized), respectively, of the Fund's Class B average daily net assets. The California Fund did not pay any fees to EVD attributable to Class C net assets for the six months ended March 31, 2004. For the six months ended March 31, 2004, the New York Fund paid $753 to EVD, representing 0.75% (annualized) of the Fund's Class C average daily net assets. At March 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund were approximately $28,000, $1,484,000, $1,524,000, $508,000, $681,000, $1,307,000 and $567,000, respectively, and approximately $16,000 calculated under the Class C Plan for New York. The New York Fund (Class B) had no Uncovered Distribution charges at March 31, 2004.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.20%, (0.25% for the California Fund) (annualized) of each Fund's average daily net assets attributable to Class A, Class B and, if applicable, Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended March 31, 2004, California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund paid or accrued service fees to EVD in the amount of $45,010, $30,202, $48,525, $3,201, $45,411, $19,339, $12,268 and $3,941, respectively, for Class A shares, and $261,416, $233,536, $158,421, $14,967, $305,439,
   $154,159, $42,547 and $23,601, respectively, for Class B shares, and $198 for Class C shares of the New York Fund.

   Certain officers and Trustees of the Funds are officers or directors of the above organization.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares made within 18 months of purchase, Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class B CDCS is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemption charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and, if applicable, Class C Plans (see Note 5). CDSC charges received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $11,000 and $5,000 of CDSC paid by Class A shareholders of Florida Fund and Ohio Fund, respectively, $49,000, $25,000, $48,000, $3,000, $67,000, $41,000, $21,000
   and $4,000 of CDSC paid by Class B shareholders of California Fund, Florida Fund, Massachusetts Fund, Mississippi Fund, New York Fund, Ohio Fund, Rhode Island Fund and West Virginia Fund, respectively, for the six months ended March 31, 2004. During the six months ended March 31, 2004, $58,362 and $63,681, respectively, was paid directly to the California Fund and the New York Fund for days when no Uncovered Distribution Charges existed. EVD did not receive any CDSC paid by Class C shareholders for the six months ended March 31, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended March 31, 2004 were as follows:

   CALIFORNIA FUND

   Increases                                                  $       13,940,106
   Decreases                                                          21,133,678

   FLORIDA FUND

   Increases                                                  $     185,412,048
   Decreases                                                         198,230,220

   MASSACHUSETTS FUND

   Increases                                                  $      109,123,294
   Decreases                                                         108,807,716

   MISSISSIPPI FUND

   Increases                                                  $       10,109,690
   Decreases                                                           9,623,192

   NEW YORK FUND

   Increases                                                  $       17,241,848
   Decreases                                                          25,733,575

   OHIO FUND

   Increases                                                  $      119,513,305
   Decreases                                                         128,541,356

   RHODE ISLAND FUND

   Increases                                                  $       17,202,470
   Decreases                                                          18,828,625

   WEST VIRGINIA FUND

   Increases                                                  $       15,501,044
   Decreases                                                          15,863,269

8  SHAREHOLDER MEETING

   The Funds held a Special Meeting of Shareholders on February 20, 2004. At the Special Meeting, shareholders of each Fund other than Eaton Vance New York Municipals Fund voted to change the Funds' diversification status from diversified to non-diversified. The meeting with regard to Eaton Vance New York Municipals Fund was adjourned until March 19, 2004, at which time it also passed the proposal to change its diversification status. The results of the vote were as follows:

                   CALIFORNIA FUND    FLORIDA FUND    MASSACHUSETTS FUND    MISSISSIPPI FUND
   -----------------------------------------------------------------------------------------
   Affirmative        10,724,814       11,315,274          9,438,479            1,049,367
   Against             1,426,692          989,453            692,823               36,523
   Abstain             1,045,562          687,176            590,722               23,699

                                                                            WEST VIRGINIA
                     NEW YORK FUND    OHIO FUND        RHODE ISLAND FUND         FUND
   --------------------------------------------------------------------------------------
   Affirmative        13,410,101      8,332,966            2,570,725          1,533,400
   Against             1,240,783        794,850              215,937             96,290
   Abstain             1,134,415        641,186              104,043             93,433

CALIFORNIA MUNICIPALS PORTFOLIO as of March 31, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
COGENERATION -- 1.7%

$          4,000   Sacramento Power Authority, (Campbell's Soup),
                   6.00%, 7/1/22                                                       $      4,161,880
-------------------------------------------------------------------------------------------------------
                                                                                       $      4,161,880
-------------------------------------------------------------------------------------------------------

EDUCATION -- 2.9%

$          2,500   California Educational Facilities Authority,
                   (Santa Clara University), 5.25%, 9/1/26                             $      2,764,775
           4,000   California Educational Facilities Authority,
                   (Stanford University), 5.25%, 12/1/32                                      4,252,320
-------------------------------------------------------------------------------------------------------
                                                                                       $      7,017,095
-------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 21.4%

$          4,000   Foothill/Eastern Transportation Corridor Agency,
                   Escrowed to Maturity, 0.00%, 1/1/20                                 $      1,905,240
           4,000   Sacramento Cogeneration Authority, (Procter & Gamble),
                   Prerefunded to 7/1/05, 6.50%, 7/1/21                                       4,348,640
           6,000   Sacramento County, Single Family, (GNMA), (AMT),
                   Escrowed to Maturity, 8.25%, 1/1/21                                        8,606,880
          11,285   Sacramento County, Single Family, (GNMA), (AMT),
                   Escrowed to Maturity, 8.50%, 11/1/16                                      16,379,726
          12,000   San Joaquin Hills, Transportation Corridor Agency,
                   Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14                       8,113,200
           5,765   San Joaquin Hills, Transportation Corridor Agency,
                   Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26                       1,921,820
          35,975   San Joaquin Hills, Transportation Corridor Agency,
                   Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/27                      11,376,734
-------------------------------------------------------------------------------------------------------
                                                                                       $     52,652,240
-------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.2%

$          1,760   California, 5.00%, 2/1/21                                           $      1,800,902
           2,250   California, 5.00%, 2/1/33                                                  2,252,340
           1,000   California, 5.25%, 4/1/30                                                  1,021,940
           5,000   California, 5.50%, 11/1/33                                                 5,240,650
-------------------------------------------------------------------------------------------------------
                                                                                       $     10,315,832
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 4.6%

$          1,000   California Health Facilities Financing Authority,
                   (Marshall Medical Center), 5.00%, 11/1/33                           $        979,530
           2,250   California Infrastructure and Economic Development,
                   (Kaiser Hospital), 5.50%, 8/1/31                                           2,337,165
           1,850   California Statewide Communities Development Authority,
                   (Kaiser Permanente), 5.50%, 11/1/32                                        1,914,879
$          1,500   California Statewide Communities Development Authority,
                   (Sonoma County Indian Health), 6.40%, 9/1/29                        $      1,538,820
             575   Eastern Plumas Health Care District, 7.50%, 8/1/07                           591,566
           2,700   San Benito Health Care District, 5.40%, 10/1/20                            2,683,989
           1,250   Washington Township Health Care District,
                   5.25%, 7/1/29                                                              1,289,025
-------------------------------------------------------------------------------------------------------
                                                                                       $     11,334,974
-------------------------------------------------------------------------------------------------------

HOUSING -- 1.5%

$          1,500   California Statewide Communities Development Authority,
                   (Corporate Fund for Housing), 6.50%, 12/1/29                        $      1,456,155
             500   California Statewide Communities Development Authority,
                   (Corporate Fund for Housing), 7.25%, 12/1/34                                 494,470
           1,467   Commerce (Hermitage III Senior Apartments),
                   6.50%, 12/1/29                                                             1,373,065
             442   Commerce (Hermitage III Senior Apartments),
                   6.85%, 12/1/29                                                               410,847
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,734,537
-------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.1%

$          2,750   California Pollution Control Financing Authority, (Browning Ferris
                   Industries), (AMT), 5.80%, 12/1/16                                  $      2,637,882
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,637,882
-------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 0.6%

$          1,330   Puerto Rico Industrial, Tourist, Educational, Medical
                   and Environmental, Residual Certificates, (MBIA),
                   Variable Rate, 7/1/33(1)(2)                                         $      1,486,940
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,486,940
-------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 9.6%

$          4,100   California Pollution Control Financing Authority,
                   (San Diego Gas and Electric), (MBIA), 5.90%, 6/1/14                 $      4,922,624
           5,000   California Pollution Control Financing Authority, PCR,
                   (Pacific Gas and Electric), (MBIA), (AMT),
                   5.35%, 12/1/16                                                             5,465,100
           3,000   Northern California Power Agency, (MBIA),
                   Variable Rate, 7/1/23(1)(2)                                                3,369,060
             500   Puerto Rico Electric Power Authority, (FSA),
                   Variable Rate, 7/1/29(1)(2)                                                  606,650
           2,000   Sacramento Power Authority, (MBIA), 6.00%, 7/1/22                          2,214,280
           2,600   Southern California Public Power Authority,
                   (Magnolia Power), (MBIA), 5.00%, 7/1/33                                    2,698,306
           7,070   Southern California Public Power Authority,
                   (MBIA), 0.00%, 7/1/15                                                      4,349,605
-------------------------------------------------------------------------------------------------------
                                                                                       $     23,625,625
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 4.1%

$         15,000   Foothill/Eastern Corridor Agency, Toll Road Bonds,
                   Escrowed to Maturity, (FSA), 0.00%, 1/1/28                          $      4,499,100
           1,500   Inland Empire Solid Waste Finance Authority, (FSA),
                   (AMT),Escrowed to Maturity, 6.25%, 8/1/11                                  1,741,740
           3,000   Metropolitan Water District, CA, (Southern California
                   Waterworks), (MBIA), Prerefunded to 1/1/07,
                   Variable Rate, 7/1/27(1)(2)                                                3,812,160
-------------------------------------------------------------------------------------------------------
                                                                                       $     10,053,000
-------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.4%

$          2,400   California, (AMBAC), 5.00%, 2/1/28                                  $      2,578,944
           2,500   California, Residual Certificates, (AMBAC),
                   Variable Rate, 10/1/30(1)(2)                                               3,079,275
           2,285   Merced Unified School District, (FGIC),
                   0.00%, 8/1/19                                                              1,106,626
           3,300   Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                            4,062,564
-------------------------------------------------------------------------------------------------------
                                                                                       $     10,827,409
-------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.9%

$          2,550   California Statewide Communities Development
                   Authority, (Children's Hospital Los Angeles),
                   (MBIA), 5.25%, 8/15/29                                              $      2,662,175
           1,640   California Statewide Communities Development
                   Authority, (Sutter Health), (FSA), Variable
                   Rate, 8/15/27(1)(2)                                                        2,077,076
-------------------------------------------------------------------------------------------------------
                                                                                       $      4,739,251
-------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 6.8%

$         11,280   Anaheim Public Financing Authority, (Public
                   Improvements), (FSA), 0.00%, 9/1/30                                 $      2,799,922
           6,500   Anaheim Public Financing Authority, (Public
                   Improvements), (FSA), 0.00%, 9/1/22                                        2,591,940
           5,000   Los Angeles County, (Disney Parking),
                   (AMBAC), 0.00%, 9/1/17                                                     2,718,050
           5,370   Los Angeles County, (Disney Parking),
                   (AMBAC), 0.00%, 3/1/18                                                     2,811,249
          13,985   Visalia Unified School District, (MBIA),
                   0.00%, 12/1/17                                                             5,890,762
-------------------------------------------------------------------------------------------------------
                                                                                       $     16,811,923
-------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 1.4%

$          1,440   Los Angeles County, Metropolitan Transportation
                   Authority, (AMBAC), Variable Rate, 7/1/23(1)(2)                     $      1,602,720
$          1,000   Los Angeles County, Metropolitan Transportation
                   Authority, (FGIC), 5.25%, 7/1/30                                    $      1,057,160
           1,800   San Joaquin Hills, Transportation Corridor Agency,
                   Toll Road Bonds, (MBIA), 0.00%, 1/15/24                                      657,432
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,317,312
-------------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 0.8%

$          2,000   Los Angeles Department of Water and Power,
                   (FGIC), 5.00%, 7/1/43                                               $      2,053,160
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,053,160
-------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 3.0%

$          1,670   California Water Resources, (Central Valley),
                   (FGIC), Variable Rate, 12/1/28(1)(2)                                $      1,932,357
           3,000   San Diego County Water Authority, (FGIC),
                   Variable Rate, 4/22/09(3)                                                  3,896,280
           1,500   San Diego, (Water Utility Fund), (FGIC),
                   4.75%, 8/1/28                                                              1,507,200
-------------------------------------------------------------------------------------------------------
                                                                                       $      7,335,837
-------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 18.6%

$          6,500   California Public Works, (University of California),
                   5.00%, 6/1/23                                                       $      6,501,560
           5,000   California Public Works, (University of California),
                   5.25%, 6/1/20                                                              5,509,050
           6,500   California Public Works, (University of California),
                   5.50%, 6/1/14(4)                                                           7,459,205
           5,115   Los Angeles County, (Disney Parking), 0.00%, 3/1/16                        2,908,133
           1,925   Los Angeles County, (Disney Parking), 0.00%, 3/1/17                        1,030,722
           3,100   Los Angeles County, (Disney Parking), 0.00%, 3/1/20                        1,368,247
           7,000   Los Angeles County, (Marina Del Ray), 6.50%, 7/1/08                        7,134,190
           7,660   Pasadena Parking Facility, 6.25%, 1/1/18                                   9,227,159
           4,000   Sacramento City Financing Authority, 5.40%, 11/1/20                        4,550,000
-------------------------------------------------------------------------------------------------------
                                                                                       $     45,688,266
-------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.0%

$          2,500   California Statewide Communities Development Authority,
                   (East Valley Tourist Development Authority),
                   8.25%, 10/1/14                                                      $      2,563,450
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,563,450
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE -- 9.1%

$          2,500   Bonita Canyon Public Financing Authority,
                   5.375%, 9/1/28                                                      $      2,504,525
           2,550   Brentwood Infrastructure Financing Authority,
                   6.375%, 9/2/33                                                             2,625,531
           2,600   Capistrano Unified School District, 5.75%, 9/1/29                          2,649,322
           1,810   Corona Public Financing Authority, 5.80%, 9/1/20                           1,813,656
           1,500   Corona-Norco Unified School District Public
                   Financing Authority, 6.125%, 9/1/31                                        1,526,250
           1,350   Fairfield Improvement Bond Act 1915,
                   (North Cordelia District), 7.375%, 9/2/18                                  1,403,082
           2,255   Lincoln Public Financing Authority, Improvement
                   Bond Act 1915, (Twelve Bridges), 6.20%, 9/2/25                             2,346,508
           1,050   Murrieta Valley Unified School District, 6.20%, 9/1/35                     1,055,933
             995   Roseville Special Tax, 6.30%, 9/1/25                                       1,029,726
           2,300   Santa Margarita Water District, 6.20%, 9/1/20                              2,419,991
           1,000   Santaluz Community Facilities District No. 2,
                   6.20%, 9/1/30                                                              1,021,320
           1,000   Torrance Redevelopment Agency, 5.625%, 9/1/28                              1,004,750
             900   Whittier Public Financing Authority, (Greenleaf Avenue
                   Redevelopment), 5.50%, 11/1/23                                               925,047
-------------------------------------------------------------------------------------------------------
                                                                                       $     22,325,641
-------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.7%
   (IDENTIFIED COST $209,599,247)                                                      $    242,682,254
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.3%                                                 $      3,316,976
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                   $    245,999,230
-------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 33.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.8% to 15.5% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as a leveraged inverse floater bond.

(3)  Security has been issued as an inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

FLORIDA MUNICIPALS PORTFOLIO as of March 31, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.5%

$          6,275   Jacksonville Electric Power Authority, 5.25%, 10/1/39               $      6,427,922
-------------------------------------------------------------------------------------------------------
                                                                                       $      6,427,922
-------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 0.8%

$          1,675   Florida Mid-Bay Bridge Authority, Escrowed to Maturity,
                   6.875%, 10/1/22                                                     $      2,212,022
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,212,022
-------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 0.9%

$          1,000   Florida, Variable Rate, 7/1/27(1)(2)                                $      1,046,700
           2,300   Puerto Rico, 0.00%, 7/1/18                                                 1,204,694
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,251,394
-------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.8%

$          2,056   Osceola County IDA Community Pooled Loan-93,
                   7.75%, 7/1/17                                                       $      2,076,992
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,076,992
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 6.2%

$          2,795   Cape Canaveral Hospital District, 5.25%, 1/1/28                     $      2,838,378
           1,000   Halifax Medical Center, 7.25%, 10/1/24                                     1,084,870
           1,000   Highlands County Health Facilities Authority,
                   (Adventist Health System), 5.375%, 11/15/35                                1,031,390
           2,750   Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36                          2,906,530
           1,250   Lakeland Hospital System, (Lakeland Regional
                   Health System), 5.50%, 11/15/32                                            1,291,987
           4,000   Orange County Health Facilities Authority, (Adventist
                   Health System), 5.625%, 11/15/32                                           4,244,280
           2,500   West Orange Healthcare District, 5.80%, 2/1/31                             2,606,400
-------------------------------------------------------------------------------------------------------
                                                                                       $     16,003,835
-------------------------------------------------------------------------------------------------------

HOUSING -- 2.4%

$          1,800   Florida Capital Projects Finance Authority, Student Housing
                   Revenue, (Florida University), 7.75%, 8/15/20                       $      1,846,080
             230   Florida Capital Projects Finance Authority, Student Housing
                   Revenue, (Florida University), 9.50%, 8/15/05                                229,602
             330   Florida Housing Finance Authority, 6.35%, 6/1/14                             337,158
           1,555   Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28                    1,642,811
           2,145   Orange County HFA, (AMT), 6.60%, 4/1/28                                    2,204,073
-------------------------------------------------------------------------------------------------------
                                                                                       $      6,259,724
-------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.9%

$          2,792   Broward County IDR, (Lynxs Cargoport), (AMT),
                   6.75%, 6/1/19                                                       $      2,584,666
           2,385   Capital Trust Agency, (Fort Lauderdale Project),
                   (AMT), 5.75%, 1/1/32                                                       2,285,092
-------------------------------------------------------------------------------------------------------
                                                                                       $      4,869,758
-------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 0.4%

$          1,540   Manatee County Public Utility, (MBIA), 0.00%, 10/1/12               $      1,133,994
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,133,994
-------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 7.3%

$          9,225   Dade County, (Baptist Hospital of Miami), (MBIA),
                   Escrowed to Maturity, 5.75%, 5/1/21                                 $     10,821,571
           3,835   Dade County, Professional Sports Franchise, (MBIA),
                   Escrowed to Maturity, 0.00%, 10/1/23                                       1,499,217
           5,600   St. Lucie Utility System, (FGIC), Escrowed to Maturity,
                   6.00%, 10/1/20                                                             6,781,432
-------------------------------------------------------------------------------------------------------
                                                                                       $     19,102,220
-------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 0.5%

$            900   Puerto Rico, (MBIA), Variable Rate, 7/1/20(2)(3)                    $      1,357,326
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,357,326
-------------------------------------------------------------------------------------------------------

INSURED-HEALTH CARE MISCELLANEOUS -- 0.2%

$            464   Osceola County IDA, Community Provider Pooled
                   Loan Program, (FSA), 7.75%, 7/1/10                                  $        477,711
-------------------------------------------------------------------------------------------------------
                                                                                       $        477,711
-------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 5.8%

$          1,800   Miami-Dade County, Health Facilities Authority,
                   (Miami Children's Hospital), (AMBAC),
                   5.125%, 8/15/26                                                     $      1,882,134
           9,500   Sarasota County Public Hospital Board, (Sarasota
                   Memorial Hospital), (MBIA), 5.50%, 7/1/28                                 10,809,005
           2,250   South Miami Health Facility Authority Hospital Revenue,
                   (Baptist Health), (AMBAC), 5.25%, 11/15/33                                 2,379,307
-------------------------------------------------------------------------------------------------------
                                                                                       $     15,070,446
-------------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 4.8%

$          3,000   Florida HFA, (Brittany of Rosemont), (AMBAC),
                   (AMT), 6.875%, 8/1/26                                               $      3,103,920
           6,530   Florida HFA, (Maitland Club Apartments), (AMBAC),
                   (AMT), 6.875%, 8/1/26                                                      6,756,199

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
INSURED-HOUSING (CONTINUED)

$          2,635   Lee County Housing Finance, SCA Multifamily, (FSA),
                   (AMT), 7.05%, 1/1/30                                                $      2,728,832
-------------------------------------------------------------------------------------------------------
                                                                                       $     12,588,951
-------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 1.4%

$          1,100   Port Palm Beach District, (Public Improvements),
                   (XLCA), 0.00%, 9/1/22                                               $        450,626
           1,100   Port Palm Beach District, (Public Improvements),
                   (XLCA), 0.00%, 9/1/23                                                        422,048
           1,250   Puerto Rico Public Finance Corp., (AMBAC), Variable
                   Rate, 6/1/26(1)(2)                                                         1,340,112
           1,100   Puerto Rico Public Finance Corp., (AMBAC), Variable
                   Rate, 6/1/24(2)(3)                                                         1,466,850
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,679,636
-------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.2%

$          2,610   Orange County Tourist Development, (AMBAC), Variable
                   Rate, 10/1/30(2)(3)                                                 $      2,992,026
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,992,026
-------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 10.6%

$          2,115   Dade County, Residual Certificates, (AMBAC),
                   Variable Rate, 10/1/35(2)(3)                                        $      2,211,952
           1,000   Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/11                       765,890
           2,000   Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12                     1,448,340
           1,500   Jacksonville Transportation Revenue, (MBIA),
                   5.00%, 10/1/31                                                             1,555,515
             250   Jacksonville, Capital Improvement, (AMBAC),
                   5.00%, 10/1/30                                                               260,272
           1,185   Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14                                 1,214,127
           2,000   Sunrise Public Facilities, (MBIA), 0.00%, 10/1/10                          1,637,020
           1,760   Sunrise Public Facilities, (MBIA), 0.00%, 10/1/12                          1,295,994
           2,840   Sunrise Public Facilities, (MBIA), 0.00%, 10/1/14                          1,890,247
           4,000   Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15                          2,515,280
           4,140   Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16                          2,460,899
           2,525   Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17                          1,417,055
           2,000   Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18                                 1,057,100
           6,800   Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19                                  3,464,804
           5,000   Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19                                 2,491,050
           4,000   Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20                                 1,871,720
-------------------------------------------------------------------------------------------------------
                                                                                       $     27,557,265
-------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 16.3%

$          3,475   Dade County Aviation Facilities, (MBIA), (AMT),
                   6.00%, 10/1/24                                                      $      3,726,625
          10,000   Florida Turnpike Authority, (Department of
                   Transportation), (FGIC), 4.50%, 7/1/27(4)                                  9,928,100
           6,075   Florida Turnpike Authority, (FSA), 4.50%, 7/1/28                           6,021,479
           2,900   Greater Orlando Aviation Authority, (FGIC), (AMT),
                   Variable Rate, 10/1/18(2)(3)                                               3,351,791
           4,000   Miami-Dade County Expressway Authority, (FGIC),
                   5.125%, 7/1/29                                                             4,202,800
           2,000   Orlando and Orange County Expressway Authority,
                   (FGIC), 8.25%, 7/1/14                                                      2,825,940
           5,000   Puerto Rico Highway and Transportation Authority,
                   (FSA), 4.75%, 7/1/38                                                       5,154,050
           6,300   Puerto Rico Highway and Transportation Authority,
                   (MBIA), 5.50%, 7/1/36                                                      7,196,553
-------------------------------------------------------------------------------------------------------
                                                                                       $     42,407,338
-------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 18.7%

$          1,500   Cocoa Water and Sewer, (FGIC), 4.50%, 10/1/26                       $      1,490,550
           5,000   Fort Myers Utility, (FGIC), Variable Rate, 10/1/29(1)                      5,955,900
           1,250   JEA Water and Sewer, (AMBAC), 4.75%, 10/1/43                               1,252,563
           1,300   JEA Water and Sewer, (MBIA), 5.00%, 10/1/41                                1,321,294
          12,675   Marco Island, Utility System, (MBIA), 5.00%, 10/1/33                      13,235,235
           3,000   Marion County Utility System, (MBIA), 5.00%, 12/1/33                       3,134,310
           4,350   Martin County Utilities System, (AMBAC),
                   5.00%, 10/1/28                                                             4,550,187
           2,000   Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30                           2,136,340
          10,525   Sunrise Utilities Systems, (AMBAC), 5.00%, 10/1/28                        11,104,086
           1,000   Tampa Bay Water Utility System, (FGIC),
                   4.75%, 10/1/27                                                             1,010,470
           3,375   Tampa Bay Water Utility System, (FGIC), Variable
                   Rate, 10/1/27(1)(2)                                                        3,445,673
-------------------------------------------------------------------------------------------------------
                                                                                       $     48,636,608
-------------------------------------------------------------------------------------------------------

NURSING HOME -- 4.0%

$          4,885   Dade County IDA, (Gramercy Park Nursing Care),
                   (FHA), 6.60%, 8/1/23                                                $      4,990,076
           2,855   Okaloosa County, Retirement Rental Housing,
                   (Encore Retirement Partners), 6.125%, 2/1/14                               2,570,299
           3,500   Orange County Health Facilities Authority,
                   (Westminister Community Care), 6.60%, 4/1/24                               2,747,255
-------------------------------------------------------------------------------------------------------
                                                                                       $     10,307,630
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
OTHER REVENUE -- 1.4%

$          1,000   Capital Trust Agency, (Seminole Tribe Convention),
                   8.95%, 10/1/33                                                      $      1,176,180
           2,000   Capital Trust Agency, (Seminole Tribe Convention),
                   10.00%, 10/1/33                                                            2,485,360
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,661,540
-------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 3.3%

$            500   Lee County IDA, (Shell Point Village), 5.50%, 11/15/21              $        508,520
           2,775   Lee County IDA, (Shell Point Village), 5.50%, 11/15/29                     2,779,079
           3,955   North Miami Health Facilities Authority, (Imperial Club),
                   6.75%, 1/1/33                                                              3,546,963
           1,750   Plantation Health Facilities Authority, (Covenant Village
                   of Florida), 5.125%, 12/1/22                                               1,747,795
-------------------------------------------------------------------------------------------------------
                                                                                       $      8,582,357
-------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 5.6%

$          1,250   Concorde Estates Community Development District,
                   5.85%, 5/1/35                                                       $      1,233,188
             170   Fleming Island Plantation Community Development
                   District, 6.30%, 2/1/05                                                      170,672
             245   Gateway Service Community Development District,
                   Special Assessment, 6.50%, 5/1/33                                            252,005
             675   Heritage Harbor South, Community Development
                   District, 6.20%, 5/1/35                                                      693,198
           1,165   Heritage Harbour South Community Development
                   District, (Capital Improvements), 5.40%, 11/1/08                           1,176,464
             500   Heritage Harbour South Community Development
                   District, (Capital Improvements), 6.50%, 5/1/34                              526,605
           1,160   Lexington Oaks Community Development District,
                   7.20%, 5/1/30                                                              1,232,570
             910   Longleaf Community Development District,
                   6.20%, 5/1/09                                                                888,624
           1,605   Longleaf Community Development District,
                   6.65%, 5/1/20                                                              1,519,373
           1,015   Northern Palm Beach County, (Water Control and
                   Improvements), 6.00%, 8/1/25                                               1,038,751
           1,670   Sterling Hill, Community Development District,
                   6.20%, 5/1/35                                                              1,713,303
           3,125   University Square Community Development District,
                   6.75%, 5/1/20                                                              3,311,031
             635   Vista Lakes Community Development District,
                   7.20%, 5/1/32                                                                687,349
-------------------------------------------------------------------------------------------------------
                                                                                       $     14,443,133
-------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.2%

$          3,000   Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22                    $      3,105,690
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,105,690
-------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.2%
   (IDENTIFIED COST $230,823,493)                                                      $    255,205,518
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.8%                                                 $      4,790,615
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                   $    259,996,133
-------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 68.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 26.3% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

MASSACHUSETTS MUNICIPALS PORTFOLIO as of March 31, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
EDUCATION -- 8.4%

$          1,000   Massachusetts HEFA, (Massachusetts Institute of
                   Technology), 5.25%, 7/1/30(1)                                       $      1,134,020
           2,190   Massachusetts Development Finance Agency,
                   (Belmont Hill School), 5.00%, 9/1/31                                       2,246,984
           5,500   Massachusetts Development Finance Agency,
                   (Boston University), 5.45%, 5/15/59                                        5,858,710
           1,000   Massachusetts Development Finance Agency,
                   (Middlesex School), 5.00%, 9/1/33                                          1,022,960
           1,000   Massachusetts Development Finance Agency,
                   (Wheeler School), 6.50%, 12/1/29                                           1,054,230
           1,700   Massachusetts HEFA, (Harvard University),
                   5.125%, 7/15/37                                                            1,783,878
           2,000   Massachusetts IFA, (Belmont Hill School),
                   5.25%, 9/1/28                                                              2,045,240
           1,220   Massachusetts IFA, (Dana Hall), 5.90%, 7/1/27                              1,249,182
           2,000   Massachusetts IFA, (St. Johns High School, Inc.),
                   5.35%, 6/1/28                                                              2,016,440
-------------------------------------------------------------------------------------------------------
                                                                                       $     18,411,644
-------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.1%

$          3,000   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                 $      1,638,120
          13,230   Puerto Rico Electric Power Authority, 0.00%, 7/1/17                        7,301,240
-------------------------------------------------------------------------------------------------------
                                                                                       $      8,939,360
-------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 11.6%

$          1,010   Massachusetts Bay Transportation Authority, Sales Tax,
                   Prerefunded to 7/01/10, 5.50%, 7/1/30                               $      1,168,136
           2,000   Massachusetts HEFA, (Daughters of Charity Health
                   System), Prerefunded to 7/1/06, 6.10%, 7/1/14                              2,073,460
          20,000   Massachusetts Turnpike Authority, Escrowed to
                   Maturity, 5.00%, 1/1/20                                                   22,020,800
-------------------------------------------------------------------------------------------------------
                                                                                       $     25,262,396
-------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.1%

$          3,000   Massachusetts, 5.25%, 8/1/28                                        $      3,303,630
           3,120   Massachusetts, 5.25%, 11/1/30                                              3,566,441
           1,725   Massachusetts, 5.25%, 11/1/30                                              1,971,830
-------------------------------------------------------------------------------------------------------
                                                                                       $      8,841,901
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 15.3%

$          1,000   Massachusetts HEFA, (Berkshire Health System),
                   6.25%, 10/1/31                                                      $      1,049,540
$          3,300   Massachusetts HEFA, (Central New England Health
                   Systems), 6.125%, 8/1/13                                            $      3,309,801
           2,600   Massachusetts HEFA, (Healthcare System-Covenant
                   Health), 6.00%, 7/1/22                                                     2,813,330
             965   Massachusetts HEFA, (Jordan Hospital),
                   6.875%, 10/1/15                                                              966,959
           4,100   Massachusetts HEFA, (Partners Healthcare System),
                   5.25%, 7/1/29                                                              4,234,685
           1,000   Massachusetts HEFA, (Partners Healthcare System),
                   5.75%, 7/1/32                                                              1,078,930
           4,000   Massachusetts IFA, (Biomedical Research Corp.),
                   0.00%, 8/1/08                                                              3,546,400
           9,000   Massachusetts IFA, (Biomedical Research Corp.),
                   0.00%, 8/1/09                                                              7,615,350
          11,000   Massachusetts IFA, (Biomedical Research Corp.),
                   0.00%, 8/1/10                                                              8,836,520
-------------------------------------------------------------------------------------------------------
                                                                                       $     33,451,515
-------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.1%

$          2,325   Massachusetts IFA, (American Hingham Water Co.),
                   (AMT), 6.60%, 12/1/15                                               $      2,465,290
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,465,290
-------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 8.5%

$          2,500   Massachusetts College Building Authority, (XLCA),
                   5.50%, 5/1/28                                                       $      2,852,400
           5,000   Massachusetts College Building Authority, (XLCA),
                   5.50%, 5/1/33                                                              5,730,650
           2,000   Massachusetts Development Finance Agency,
                   (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33                          2,094,600
           1,000   Massachusetts Development Finance Agency,
                   (Merrimack College), (MBIA), 5.20%, 7/1/32                                 1,053,720
           1,150   Massachusetts HEFA, (Berklee College of Music),
                   (MBIA), Variable Rate, 10/1/27(2)(3)                                       1,227,441
             130   Massachusetts HEFA, (Berklee College of Music),
                   (MBIA), 7.20%, 7/1/09                                                        133,516
           2,000   Massachusetts HEFA, (UMass Worcester Campus),
                   (FGIC), 5.25%, 10/1/31                                                     2,108,260
           3,080   Massachusetts IFA, (College of the Holy Cross),
                   (MBIA), 5.625%, 3/1/26                                                     3,318,053
-------------------------------------------------------------------------------------------------------
                                                                                       $     18,518,640
-------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.1%

$          2,000   Puerto Rico Electric Power Authority, RITES, (FSA),
                   Variable Rate, 7/1/29(3)(4)                                         $      2,426,600
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,426,600
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 0.1%

$            200   Massachusetts Turnpike Authority, (MBIA), Escrowed to
                   Maturity, 5.00%, 1/1/20                                             $        220,208
-------------------------------------------------------------------------------------------------------
                                                                                       $        220,208
-------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 5.2%

$          2,600   Ipswich, (FGIC), 5.00%, 11/15/19                                    $      2,780,544
           2,900   Martha's Vineyard, (AMBAC), 5.00%, 5/1/32                                  3,016,232
           3,000   Massachusetts, (AMBAC), Variable Rate, 8/1/30(3)(4)                        4,402,800
             500   Plymouth, (MBIA), 5.25%, 10/15/20                                            547,080
             400   Puerto Rico, (MBIA), Variable Rate, 7/1/20(3)(4)                             603,256
-------------------------------------------------------------------------------------------------------
                                                                                       $     11,349,912
-------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 6.3%

$          3,750   Massachusetts HEFA, (Beth Israel Hospital), (AMBAC),
                   (AMT), Variable Rate, 7/1/25(2)                                     $      3,821,850
             750   Massachusetts HEFA, (Harvard Pilgrim Health), (FSA),
                   5.00%, 7/1/05                                                                783,757
           2,600   Massachusetts HEFA, (St. Luke's Hospital), (MBIA),
                   Variable Rate, 8/15/13(2)                                                  2,720,094
           2,600   Massachusetts HEFA, (St. Luke's Hospital), (MBIA),
                   Variable Rate, 8/15/23(2)                                                  2,718,716
           2,950   Massachusetts HEFA, (The Medical Center of Central
                   Massachusetts), (AMBAC), Variable Rate, 6/23/22(2)                         3,756,087
-------------------------------------------------------------------------------------------------------
                                                                                       $     13,800,504
-------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.9%

$          7,500   Massachusetts Development Finance Agency, (MBIA),
                   5.125%, 2/1/34                                                      $      7,803,600
             600   Puerto Rico Public Finance Corp., (AMBAC), Variable
                   Rate, 6/1/24(3)(4)                                                           800,100
-------------------------------------------------------------------------------------------------------
                                                                                       $      8,603,700
-------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 2.3%

$          3,300   Massachusetts Development Finance Agency, (WGBH
                   Educational Foundation), (AMBAC), 5.75%, 1/1/42                     $      3,964,290
           1,000   Massachusetts Development Finance Agency, (WGBH
                   Educational Foundation), (AMBAC), 5.375%, 1/1/42                           1,066,090
-------------------------------------------------------------------------------------------------------
                                                                                       $      5,030,380
-------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 6.0%

$         19,000   Massachusetts Turnpike Authority, (MBIA),
                   0.00%, 1/1/28                                                       $      5,723,940
          10,750   Massachusetts Turnpike Authority, Metropolitan
                   Highway System, (MBIA), 0.00%, 1/1/22                                      4,587,132
$          1,000   Puerto Rico Highway and Transportation Authority,
                   (FSA), 4.75%, 7/1/38                                                $      1,030,810
           1,000   Puerto Rico Highway and Transportation Authority,
                   (MBIA), 4.75%, 7/1/38                                                      1,030,810
             665   Puerto Rico Highway and Transportation Authority,
                   (MBIA), Variable Rate, 7/1/36(3)(4)                                          796,983
-------------------------------------------------------------------------------------------------------
                                                                                       $     13,169,675
-------------------------------------------------------------------------------------------------------

NURSING HOME -- 2.6%

$          2,400   Massachusetts HEFA, (Christopher House),
                   6.875%, 1/1/29                                                      $      2,350,512
           3,225   Massachusetts IFA, (Age Institute of Massachusetts),
                   8.05%, 11/1/25                                                             3,237,932
-------------------------------------------------------------------------------------------------------
                                                                                       $      5,588,444
-------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 0.9%

$          1,485   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/34(3)(4)                                        $      2,011,136
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,011,136
-------------------------------------------------------------------------------------------------------

POOLED LOANS -- 1.0%

$          2,000   New England Educational Loan Marketing Corp.,
                   (AMT), 6.90%, 11/1/09                                               $      2,214,600
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,214,600
-------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 0.9%

$            165   Massachusetts IFA, (Briscoe House), (FHA),
                   7.125%, 2/1/36                                                      $        165,891
           1,830   Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                                              1,746,168
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,912,059
-------------------------------------------------------------------------------------------------------

SOLID WASTE -- 1.5%

$          3,250   Massachusetts IFA, Resource Recovery,
                   (Ogden Haverhill), (AMT), 5.60%, 12/1/19                            $      3,168,718
             185   Pittsfield, Solid Waste Disposal, (Vicon Recovery
                   Associates), 7.95%, 11/1/04                                                  185,104
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,353,822
-------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 2.7%

$          4,000   Massachusetts Bay Transportation Authority,
                   Sales Tax, 5.00%, 7/1/32                                            $      4,144,680
           1,250   Massachusetts Bay Transportation Authority,
                   Sales Tax, 5.25%, 7/1/23                                                   1,401,688

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE (CONTINUED)

$            240   Massachusetts Bay Transportation Authority,
                   Sales Tax, 5.50%, 7/1/30                                            $        262,145
-------------------------------------------------------------------------------------------------------
                                                                                       $      5,808,513
-------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.7%

$          3,500   Massachusetts Bay Transportation Authority,
                   Variable Rate, 3/1/27(2)(3)                                         $      3,663,905
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,663,905
-------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 8.9%

$         11,370   Boston, IDA, (Harbor Electric Energy Co.), (AMT),
                   7.375%, 5/15/15(5)(6)                                               $     11,420,824
           3,000   Massachusetts Water Pollution Abatement Trust,
                   5.25%, 8/1/33                                                              3,192,090
           4,165   Massachusetts Water Resources Authority,
                   5.25%, 12/1/15                                                             4,741,894
-------------------------------------------------------------------------------------------------------
                                                                                       $     19,354,808
-------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.2%
   (IDENTIFIED COST $194,941,612)                                                      $    214,399,012
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.8%                                                 $      3,880,023
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                   $    218,279,035
-------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Authority

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 34.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 15.2% of total investments.

(1)  When-issued security.

(2)  Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)  Security has been issued as a leveraged inverse floater bond.

(5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6) Security (or a portion thereof) has been segregated to cover when-issued securities.

                        See notes to financial statements

MISSISSIPPI MUNICIPALS PORTFOLIO as of March 31, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.1%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
EDUCATION -- 2.8%

$            470   University of Mississippi Educational Building Corp.,
                   6.20%, 6/1/16                                                       $        525,479
-------------------------------------------------------------------------------------------------------
                                                                                       $        525,479
-------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.0%

$            250   Mississippi Business Finance Corp., (System Energy
                   Resources, Inc.), 5.90%, 5/1/22                                     $        252,820
             300   Warren County, (Mississippi Power & Light), 7.00%, 4/1/22                    306,264
-------------------------------------------------------------------------------------------------------
                                                                                       $        559,084
-------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 8.4%

$          2,500   Mississippi Housing Finance Corp., Single Family,
                   Escrowed to Maturity, (AMT), 0.00%, 6/1/15                          $      1,552,900
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,552,900
-------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 1.5%

$            250   Mississippi, 5.00%, 11/1/21                                         $        282,615
-------------------------------------------------------------------------------------------------------
                                                                                       $        282,615
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 3.8%

$            500   Jones County, (South Central Regional Medical Center),
                   5.50%, 12/1/17                                                      $        506,325
             200   Mississippi Hospital Equipment and Facilities Authority, (Rush
                   Medical Foundation), 6.00%, 1/1/22                                           201,330
-------------------------------------------------------------------------------------------------------
                                                                                       $        707,655
-------------------------------------------------------------------------------------------------------

HOUSING -- 6.3%

$            500   Hinds County, (Woodridge Apartments), (FHA),
                   6.25%, 11/1/27                                                      $        515,465
             235   Mississippi Home Corp., Single Family, (GNMA), (AMT),
                   6.625%, 4/1/27                                                               241,112
             160   Mississippi Home Corp., Single Family, (GNMA), (AMT),
                   7.55%, 12/1/27                                                               161,491
              80   Mississippi Home Corp., Single Family, (GNMA), (AMT),
                   8.10%, 12/1/24                                                                84,696
             160   Mississippi Home Corp., Single Family, (GNMA), (AMT),
                   8.125%, 12/1/24                                                              168,302
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,171,066
-------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.0%

$            200   Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22                       $        240,320
             350   Mississippi Business Finance Corp., (E.I. DuPont
                   deNemours), (AMT), 7.15%, 5/1/16                                             358,662
             300   Warren County, (International Paper), (AMT),
                   6.70%, 8/1/18                                                                332,241
-------------------------------------------------------------------------------------------------------
                                                                                       $        931,223
-------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.9%

$            500   Mississippi State University Educational Building Corp.,
                   (MBIA), 5.25%, 8/1/17                                               $        566,015
             500   Southern Mississippi University Educational Building Corp.,
                   (AMBAC), 5.00%, 3/1/21                                                       527,550
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,093,565
-------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.1%

$            350   Puerto Rico Electric Power Authority, (MBIA),
                   5.00%, 7/1/20                                                       $        388,619
             100   Puerto Rico Electric Power Authority, (MBIA), Variable
                   Rate, 7/1/16(1)(2)                                                           153,273
             100   Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/16                                                               115,571
              85   Puerto Rico Electric Power Authority, DRIVERS, (FSA),
                   Variable Rate, 7/1/29(1)(2)                                                  103,130
-------------------------------------------------------------------------------------------------------
                                                                                       $        760,593
-------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 2.8%

$            500   Mississippi Educational Facilities Authority, (Milsaps
                   College), (MBIA), Prerefunded to 11/1/04,
                   6.50%, 11/1/19                                                      $        525,865
-------------------------------------------------------------------------------------------------------
                                                                                       $        525,865
-------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 10.7%

$            200   De Soto County, School District, (FSA), 4.60%, 4/1/17               $        209,504
             500   Hinds County, (MBIA), 6.25%, 3/1/11                                          600,770
              85   Mississippi, (FSA), Variable Rate, 11/1/21(1)(2)                             119,240
             500   Puerto Rico, (FGIC), 5.00%, 7/1/32                                           525,300
             250   Puerto Rico, (FSA), 5.125%, 7/1/30                                           264,117
             220   Puerto Rico, (FSA), Variable Rate, 7/1/27(1)(2)                              270,838
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,989,769
-------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 12.1%

$            750   Gulfport, (Gulfport Memorial Hospital), (MBIA),
                   6.20%, 7/1/18                                                       $        773,220
             600   Hinds County, (Mississippi Methodist Hospital),
                   (AMBAC), 5.60%, 5/1/12(3)                                                    684,576

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
INSURED-HOSPITAL (CONTINUED)

$            250   Mississippi Hospital Equipment and Facilities Authority,
                   (Forrest County General Hospital), (FSA),
                   5.50%, 1/1/27                                                       $        268,133
             500   Mississippi Hospital Equipment and Facilities Authority,
                   (Mississippi Baptist Medical Center), (MBIA),
                   6.00%, 5/1/13                                                                532,435
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,258,364
-------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 2.0%

$            200   Puerto Rico Public Finance Corp., (AMBAC), Variable
                   Rate, 6/1/24(1)(2)                                                  $        266,700
             100   Puerto Rico Public Finance Corp., (MBIA),
                   5.00%, 8/1/21                                                                106,847
-------------------------------------------------------------------------------------------------------
                                                                                       $        373,547
-------------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 6.2%

$            585   Mississippi Development Bank, (Capital Projects),
                   (AMBAC), 5.00%, 7/1/24                                              $        620,749
             500   Mississippi Development Bank, (Madison County Road
                   and Bridge), (AMBAC), 5.10%, 6/1/20                                          538,335
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,159,084
-------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 2.8%

$            500   Mississippi Development Bank, (Waste Water Treatment),
                   (FSA), 5.00%, 2/1/28                                                $        520,355
-------------------------------------------------------------------------------------------------------
                                                                                       $        520,355
-------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.0%

$            180   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   5.00%, 7/1/28                                                       $        186,287
-------------------------------------------------------------------------------------------------------
                                                                                       $        186,287
-------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.5%

$            250   Guam International Airport Authority, (MBIA),
                   5.25%, 10/1/22                                                      $        271,308
             350   Puerto Rico Highway and Transportation Authority,
                   (AMBAC), 5.00%, 7/1/28                                                       363,290
             175   Puerto Rico Highway and Transportation Authority,
                   (MBIA), 4.75%, 7/1/38                                                        180,392
             200   Puerto Rico Highway and Transportation Authority,
                   (MBIA), 5.00%, 7/1/36                                                        213,230
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,028,220
-------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.4%

$            300   Gautier Utility District, (FGIC), 5.125%, 3/1/19                    $        321,585
             600   Harrison County, Wastewater Management and Solid
                   Waste, (FGIC), 4.75%, 2/1/27                                                 603,396
             435   Mississippi Development Bank, (Combined Water &
                   Sewer System), (AMBAC), 5.00%, 7/1/23                                        448,620
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,373,601
-------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 5.5%

$            500   Mississippi Development Bank, (Golden Triangle Solid
                   Waste), 6.00%, 7/1/15                                               $        510,595
             500   Mississippi State University Educational Building Corp.,
                   6.15%, 6/15/15                                                               511,455
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,022,050
-------------------------------------------------------------------------------------------------------

NURSING HOME -- 1.3%

$            290   Mississippi Business Finance Corp., (Magnolia Healthcare),
                   7.99%, 7/1/25                                                       $        232,493
-------------------------------------------------------------------------------------------------------
                                                                                       $        232,493
-------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.1%
   (IDENTIFIED COST $16,937,769)                                                       $     18,253,815
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.9%                                                 $        356,232
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                   $     18,610,047
-------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Authority

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 61.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 23.6% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as a leveraged inverse floater bond.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

NEW YORK MUNICIPALS PORTFOLIO as of March 31, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
COGENERATION -- 1.7%

$          2,005   Port Authority of New York and New Jersey, (KIAC),
                   (AMT), 6.75%, 10/1/19                                               $      2,051,676
           4,250   Suffolk County IDA, (Nissequogue Cogeneration Partners
                   Facility), (AMT), 5.50%, 1/1/23                                            4,095,597
-------------------------------------------------------------------------------------------------------
                                                                                       $      6,147,273
-------------------------------------------------------------------------------------------------------

EDUCATION -- 22.9%

$          8,000   New York Dormitory Authority, (City University),
                   5.625%, 7/1/16                                                      $      9,286,720
           8,500   New York Dormitory Authority, (City University),
                   6.00%, 7/1/20                                                             10,171,015
           5,100   New York Dormitory Authority, (City University),
                   7.00%, 7/1/09                                                              5,698,128
           4,325   New York Dormitory Authority, (City University),
                   7.50%, 7/1/10                                                              5,113,231
           9,985   New York Dormitory Authority, (State University
                   Educational Facilities), 5.25%, 5/15/15                                   11,239,615
          18,775   New York Dormitory Authority, (State University
                   Educational Facilities), 5.25%, 5/15/19(1)(2)                             20,975,618
          14,680   New York Dormitory Authority, (State University
                   Educational Facilities), 5.25%, 5/15/21                                   16,272,193
           2,000   New York Dormitory Authority, (State University
                   Educational Facilities), 5.50%, 5/15/19                                    2,289,980
-------------------------------------------------------------------------------------------------------
                                                                                       $     81,046,500
-------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 5.2%

$          1,500   Long Island Power Authority, Electric System Revenue,
                   5.00%, 9/1/24                                                       $      1,542,495
           4,000   Long Island Power Authority, Electric System Revenue,
                   5.375%, 9/1/25                                                             4,212,040
           7,200   Long Island Power Authority, Electric System Revenue,
                   5.50%, 12/1/23                                                             7,669,944
           4,900   Suffolk County, IDA, (Keyspan-Port Jefferson), (AMT),
                   5.25%, 6/1/27                                                              4,992,806
-------------------------------------------------------------------------------------------------------
                                                                                       $     18,417,285
-------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 7.1%

$          1,595   New York City Transitional Finance Authority, (Future
                   Tax), Prerefunded to 5/1/09, 5.50%, 5/1/25                          $      1,845,957
             820   New York City, Prerefunded to 2/15/06,
                   5.875%, 2/15/19                                                              898,818
           2,865   New York City, Prerefunded to 5/15/30,
                   6.00%, 5/15/30                                                             3,417,830
$          1,000   Tompkins County IDA, (Cornell University), Prerefunded
                   to 7/1/10, 5.75%, 7/1/30                                            $      1,180,520
          12,080   Triborough Bridge and Tunnel Authority, Escrowed to
                   Maturity, 5.50%, 1/1/17                                                   14,054,114
           3,000   Triborough Bridge and Tunnel Authority, Escrowed to
                   Maturity, 6.125%, 1/1/21                                                   3,671,790
-------------------------------------------------------------------------------------------------------
                                                                                       $     25,069,029
-------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.3%

$          2,500   New York City, 5.375%, 12/1/26                                      $      2,637,875
           4,380   New York City, 5.875%, 2/15/19                                             4,712,398
             635   New York City, 6.00%, 5/15/30                                                702,951
-------------------------------------------------------------------------------------------------------
                                                                                       $      8,053,224
-------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.9%

$            380   New York City IDA, (A Very Special Place),
                   5.75%, 1/1/29                                                       $        313,694
           4,870   New York Dormitory Authority, (Mental Health Facilities),
                   5.375%, 2/15/26                                                            5,313,170
             180   New York Dormitory Authority, (Mental Health Facilities),
                   5.375%, 2/15/26                                                              186,086
             290   Suffolk County Industrial Development Agency, Civic
                   Facility Revenue, (Alliance of LI), 7.50%, 9/1/15                            311,219
             110   Suffolk County Industrial Development Agency, Civic
                   Facility Revenue, (Alliance of LI), 7.50%, 9/1/15                            110,393
             290   Suffolk County Industrial Development Agency, Civic
                   Facility Revenue, (Alliance of LI), 7.50%, 9/1/15                            311,219
             300   Suffolk County Industrial Development Agency, Civic
                   Facility Revenue, (Alliance of LI), 7.50%, 9/1/15                            321,951
-------------------------------------------------------------------------------------------------------
                                                                                       $      6,867,732
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 6.1%

$          1,165   Chautauqua County IDA, (Womans Christian Association),
                   6.35%, 11/15/17                                                     $      1,099,073
           3,210   Chautauqua County IDA, (Womans Christian Association),
                   6.40%, 11/15/29                                                            3,043,754
           2,885   Fulton County IDA, (Nathan Littauer Hospital),
                   6.00%, 11/1/18                                                             2,795,017
           1,010   Nassau County Industrial Development Agency, (North
                   Shore Health System), 5.875%, 11/1/11                                      1,132,291
           4,500   New York Dormitory Authority, (Lenox Hill Hospital),
                   5.50%, 7/1/30                                                              4,698,135
           2,750   Oneida County Industrial Development Agency,
                   (Elizabeth Medical Center), 5.875%, 12/1/29                                2,464,220
           1,000   Oneida County Industrial Development Agency,
                   (Elizabeth Medical Center), 6.00%, 12/1/29                                   911,260

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
HOSPITAL (CONTINUED)

$          5,000   Suffolk County Industrial Development Agency,
                   (Huntington Hospital), 5.875%, 11/1/32                              $      5,247,600
-------------------------------------------------------------------------------------------------------
                                                                                       $     21,391,350
-------------------------------------------------------------------------------------------------------

HOUSING -- 1.1%

$          3,816   New York City HDC, Allerville, 6.50%, 11/15/18                      $      3,819,999
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,819,999
-------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 2.7%

$          3,500   New York City Industrial Development Agency, (American
                   Airlines, Inc.-JFK International Airport), (AMT),
                   8.00%, 8/1/12                                                       $      2,817,570
           2,500   New York Energy Research and Development Authority,
                   (Brooklyn Union Gas), (AMT), Variable Rate, 7/1/26(3)                      3,038,025
           1,975   Onondaga County IDA, (Senior Air Cargo) (AMT),
                   6.125%, 1/1/32                                                             2,016,317
           1,600   Port Authority of New York and New Jersey, (Continental
                   Airlines), (AMT), 9.125%, 12/1/15                                          1,636,160
-------------------------------------------------------------------------------------------------------
                                                                                       $      9,508,072
-------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 2.0%

$          2,000   Madison County, Industrial Development Agency, Civic
                   Facility Revenue, (Colgate University), (MBIA),
                   4.50%, 7/1/34(4)                                                    $      1,958,420
           2,500   New York Dormitory Authority, (MBIA), Variable
                   Rate, 7/1/27(3)(5)                                                         4,950,325
-------------------------------------------------------------------------------------------------------
                                                                                       $      6,908,745
-------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 0.8%

$          1,500   Puerto Rico Electric Power Authority, (FSA), Variable
                   Rate, 7/1/29(5)(6)                                                  $      1,819,950
             750   Puerto Rico Electric Power Authority, (FSA), Variable
                   Rate, 7/1/29(3)(5)                                                           856,650
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,676,600
-------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.6%

$          5,200   Metropolitan Transportation Authority of New York,
                   (FGIC), Prerefunded to 10/1/15, 4.75%, 4/1/28                       $      5,751,304
-------------------------------------------------------------------------------------------------------
                                                                                       $      5,751,304
-------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 1.4%

$            700   Bethlehem Central School District, (AMBAC),
                   7.10%, 11/1/08                                                      $        844,130
             700   Bethlehem Central School District, (AMBAC),
                   7.10%, 11/1/09                                                               863,401
             700   Jamestown, (AMBAC), 7.10%, 3/15/11                                           878,101
             675   Jamestown, (AMBAC), 7.10%, 3/15/12                                           861,597
             675   Jamestown, (AMBAC), 7.10%, 3/15/13                                           870,467
             515   Jamestown, (AMBAC), 7.10%, 3/15/14                                           672,492
-------------------------------------------------------------------------------------------------------
                                                                                       $      4,990,188
-------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.9%

$          4,715   New York Dormitory Authority, (Memorial Sloan-Kettering
                   Cancer Center), (MBIA), 0.00%, 7/1/27                               $      1,545,671
          17,945   New York Dormitory Authority, (Memorial Sloan-Kettering
                   Cancer Center), (MBIA), 0.00%, 7/1/30                                      5,055,107
-------------------------------------------------------------------------------------------------------
                                                                                       $      6,600,778
-------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 0.5%

$          1,367   Puerto Rico Public Building Authority, (CIFG), Variable
                   Rate, 7/1/36(5)(6)                                                  $      1,603,082
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,603,082
-------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 1.8%

$          5,045   New York City Trust Cultural Resources, (AMBAC),
                   Variable Rate, 7/1/29(5)(6)                                         $      6,336,671
-------------------------------------------------------------------------------------------------------
                                                                                       $      6,336,671
-------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 1.4%

$          4,495   Islip Resource Recovery Agency, (MBIA),
                   6.50%, 7/1/09                                                       $      4,860,983
-------------------------------------------------------------------------------------------------------
                                                                                       $      4,860,983
-------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.3%

$          3,500   New York City Transitional Finance Authority, (AMBAC),
                   (Future Tax), 5.00%, 5/1/30                                         $      3,647,385
           2,950   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(3)(5)                                                3,156,058
           1,225   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(6)                                                   1,353,356
-------------------------------------------------------------------------------------------------------
                                                                                       $      8,156,799
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION -- 2.6%

$          3,165   Monroe County, Airport Authority, (MBIA), (AMT),
                   Variable Rate, 1/1/19(3)(5)                                         $      4,169,476
           1,750   Niagara Frontier Airport Authority, (Buffalo Niagara
                   International Airport), (MBIA), (AMT), Variable
                   Rate, 4/1/29(3)(5)                                                         2,016,490
           3,000   Puerto Rico Highway and Transportation Authority, (FSA),
                   4.75%, 7/1/38                                                              3,092,430
-------------------------------------------------------------------------------------------------------
                                                                                       $      9,278,396
-------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 10.9%

$          5,000   New York Housing Finance Agency, New York City Health
                   Facilities, Variable Rate, 5/1/06(3)(5)                             $      5,840,900
          27,940   New York Urban Development Corp., 5.70%, 4/1/20                           32,555,409
-------------------------------------------------------------------------------------------------------
                                                                                       $     38,396,309
-------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.9%

$          2,000   Albany Industrial Development Agency Civic Facility,
                   (Charitable Leadership), 5.75%, 7/1/26                              $      2,053,920
           3,500   Puerto Rico Infrastructure Financing Authority, Escrow
                   Fund, Variable Rate, 10/1/32(5)(6)                                         4,740,050
-------------------------------------------------------------------------------------------------------
                                                                                       $      6,793,970
-------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 0.8%

$          2,795   Glen Cove IDA, (Regency at Glen Cove),
                   9.50%, 7/1/12                                                       $      2,794,217
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,794,217
-------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 8.4%

$          6,080   New York City Transitional Finance Authority,
                   4.75%, 11/1/23                                                      $      6,176,611
           2,000   New York City Transitional Finance Authority, (Future
                   Tax), 5.50%, 5/1/25                                                        2,171,780
          19,830   New York State Local Government Assistance Corp.,
                   5.00%, 4/1/21                                                             21,429,488
-------------------------------------------------------------------------------------------------------
                                                                                       $     29,777,879
-------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.4%

$          5,000   Metropolitan Transportation Authority,
                   5.25%, 11/15/31                                                     $      5,237,950
           3,500   Metropolitan Transportation Authority,
                   5.25%, 11/15/32                                                            3,690,400
           2,500   Port Authority of New York and New Jersey,
                   6.125%, 6/1/94                                                             2,938,725
$          3,800   Port Authority of New York and New Jersey, (AMT),
                   Variable Rate, 6/15/33(3)(5)                                        $      3,710,738
-------------------------------------------------------------------------------------------------------
                                                                                       $     15,577,813
-------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 4.1%

$          4,950   New York City Municipal Water Finance Authority,
                   5.00%, 6/15/32                                                      $      5,098,995
           2,000   New York City Municipal Water Finance Authority,
                   5.00%, 6/15/35                                                             2,071,960
           6,500   New York City Municipal Water Finance Authority,
                   5.75%, 6/15/29                                                             7,168,460
-------------------------------------------------------------------------------------------------------
                                                                                       $     14,339,415
-------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.8%
   (IDENTIFIED COST $302,566,703)                                                      $    345,163,613
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.2%                                                 $      7,936,244
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                   $    353,099,857
-------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 16.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 7.1% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  Security has been issued as an inverse floater bond.

(4)  When-issued security.

(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)  Security has been issued as a leveraged inverse floater bond.

                        See notes to financial statements

OHIO MUNICIPALS PORTFOLIO as of March 31, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
COGENERATION -- 1.3%

$          2,300   Ohio Water Development Authority, Solid Waste
                   Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20                  $      2,202,779
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,202,779
-------------------------------------------------------------------------------------------------------

EDUCATION -- 5.7%

$            550   Ohio Higher Educational Facilities Authority, (Case
                   Western University), 6.50%, 10/1/20                                 $        699,869
           5,875   Ohio Higher Educational Facilities Authority,
                   (Oberlin College), Variable Rate, 10/1/29(1)(2)                            6,253,056
           2,500   Ohio Higher Educational Facilities, (Case Western
                   Reserve University), 5.50%, 10/1/21                                        2,775,400
-------------------------------------------------------------------------------------------------------
                                                                                       $      9,728,325
-------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.2%

$          2,000   Clyde, Electric System Revenue, (AMT),
                   6.00%, 11/15/14                                                     $      2,095,940
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,095,940
-------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.4%

$            850   Tuscarawas County Public Library Improvement,
                   6.90%, 12/1/11                                                      $        852,142
           3,010   Youngstown, 7.35%, 7/1/05                                                  3,211,068
-------------------------------------------------------------------------------------------------------
                                                                                       $      4,063,210
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 11.5%

$          1,500   Cuyahoga County, (Cleveland Clinic Health System),
                   5.50%, 1/1/29                                                       $      1,570,155
           3,000   Erie County Hospital Facilities, (Firelands
                   Regional Medical Center), 5.625%, 8/15/32                                  3,140,790
           2,095   Highland County, (Township Hospital), 6.75%, 12/1/29                       1,957,358
           1,000   Mahoning County Ohio Hospital Facility, (Forum
                   Health Obligation Group), 6.00%, 11/15/32                                  1,070,530
           3,800   Miami, (Upper Valley Medical Center), 6.375%, 5/15/26                      3,947,060
           1,000   Parma, (Parma Community General
                   Hospital Association), 5.35%, 11/1/18                                      1,045,710
           4,250   Parma, (Parma Community General Hospital
                   Association), 5.375%, 11/1/29                                              4,344,265
           2,500   Richland County Hospital Facilities, (Medcentral
                   Health Systems), 6.375%, 11/15/30                                          2,685,500
-------------------------------------------------------------------------------------------------------
                                                                                       $     19,761,368
-------------------------------------------------------------------------------------------------------

HOUSING -- 2.5%

$          4,000   Franklin County, (Tuttle Park), (FHA), (AMT),
                   6.60%, 3/1/36                                                       $      4,332,600
-------------------------------------------------------------------------------------------------------
                                                                                       $      4,332,600
-------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 9.8%

$          2,000   Cleveland Airport, (Continental Airlines), (AMT),
                   5.375%, 9/15/27                                                     $      1,412,320
           4,500   Cleveland Airport, (Continental Airlines), (AMT),
                   5.70%, 12/1/19                                                             3,513,375
           2,890   Dayton, Special Facilities Revenue, (Emery Air Freight),
                   5.625%, 2/1/18                                                             2,639,581
           1,000   Ohio Environmental Facilities, (Ford Motor), (AMT),
                   5.95%, 9/1/29                                                              1,020,650
           2,500   Ohio Environmental Facilities, (Ford Motor), (AMT),
                   6.15%, 6/1/30                                                              2,587,750
           1,000   Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15                     1,264,490
           4,000   Ohio Sewer and Solid Waste Disposal Facilities,
                   (Anheuser Busch), (AMT), 6.00%, 7/1/35                                     4,316,640
-------------------------------------------------------------------------------------------------------
                                                                                       $     16,754,806
-------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 4.4%

$            700   Puerto Rico Industrial, Tourist, Educational, Medical and
                   Environmental, Residual Certificates, (MBIA),
                   Variable Rate, 7/1/33(2)(3)                                         $        782,600
           2,000   University of Akron, (FGIC), Variable Rate, 1/1/29(1)(2)                   2,678,660
           4,000   University of Cincinnati, (FGIC), 5.00%, 6/1/31                            4,150,400
-------------------------------------------------------------------------------------------------------
                                                                                       $      7,611,660
-------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 7.7%

$          2,000   Cuyahoga County Utility Systems, (Medical Center Co.),
                   (MBIA), (AMT), 6.10%, 8/15/15                                       $      2,147,260
           4,445   Ohio Air Quality Development Authority, (Ohio Power),
                   RITES, (AMBAC), Variable Rate, 5/1/26(2)(3)                                5,031,607
           3,000   Ohio Municipal Electric Generation Agency, (MBIA),
                   0.00%, 2/15/26                                                               982,770
           2,500   Ohio Municipal Electric Generation Agency, (MBIA),
                   0.00%, 2/15/27                                                               774,950
           4,750   Ohio Municipal Electric Generation Agency, (MBIA),
                   0.00%, 2/15/28                                                             1,397,592
           2,900   Puerto Rico Electric Power Authority, (XLCA),
                   4.75%, 7/1/24                                                              2,952,374
-------------------------------------------------------------------------------------------------------
                                                                                       $     13,286,553
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 0.3%

$            495   Cuyahoga County Hospital, (MBIA), Escrowed to Maturity,
                   5.125%, 1/1/29                                                      $        512,939
-------------------------------------------------------------------------------------------------------
                                                                                       $        512,939
-------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 9.8%

$          1,500   Amherst School District, (FGIC), 5.00%, 12/1/26                     $      1,558,440
           1,250   Athens City School District, (FSA), 6.00%, 12/1/24                         1,446,737
           2,110   Hudson Local School District, (FGIC), 0.00%, 12/15/09                      1,785,440
           1,500   Lima City School District, (AMBAC), 6.00%, 12/1/22                         1,760,970
           1,300   Minerva Local School District, (Classroom Facility), (MBIA),
                   5.30%, 12/1/29                                                             1,391,884
           1,600   Norwalk City School District, (AMBAC), 4.75%, 12/1/26                      1,612,944
           1,500   Pickering Local School District, (FGIC), 0.00%, 12/1/16                      882,720
           5,000   Plain School District, (FGIC), 5.00%, 12/1/30                              5,210,600
           1,000   Springfield City School District, (Clark County), (FGIC),
                   5.20%, 12/1/23                                                             1,078,390
-------------------------------------------------------------------------------------------------------
                                                                                       $     16,728,125
-------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 3.5%

$          3,000    Akron, Bath, Copley, Joint Township Hospital District,
                   (Children's Hospital Medical Center), (FSA),
                   5.25%, 11/15/25                                                     $      3,182,430
             500   Cuyahoga County Hospital, (Cleveland Clinic), (MBIA),
                   5.125%, 1/1/29                                                               518,120
           2,300   Franklin County, (Ohio Health Corp.), (MBIA),
                   5.00%, 5/15/33                                                             2,370,380
-------------------------------------------------------------------------------------------------------
                                                                                       $      6,070,930
-------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 6.4%

$          3,000   Hamilton County Sales Tax, (AMBAC), 5.25%, 12/1/32                  $      3,168,840
           1,500   Hamilton County Sales Tax, (MBIA), 4.75%, 12/1/27                          1,508,760
           2,990   Hamilton County Sales Tax, (MBIA), 5.00%, 12/1/27                          3,070,132
           1,350   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(1)(2)                                                1,444,298
           1,575   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(3)                                                   1,740,029
-------------------------------------------------------------------------------------------------------
                                                                                       $     10,932,059
-------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 8.7%

$          3,000   Cleveland Airport System, (FSA), 5.00%, 1/1/31(4)                   $      3,095,970
           1,500   Ohio Turnpike Commission, (FGIC), 4.50%, 2/15/24                           1,497,000
           7,000   Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24                           8,017,730
           2,250   Puerto Rico Highway and Transportation Authority, (FSA),
                   4.75%, 7/1/38                                                              2,319,323
-------------------------------------------------------------------------------------------------------
                                                                                       $     14,930,023
-------------------------------------------------------------------------------------------------------

NURSING HOME -- 10.4%

$          2,000   Cuyahoga County Health Care Facilities, (Benjamin
                   Rose Institute), 5.50%, 12/1/17                                     $      1,931,120
           2,100   Cuyahoga County Health Care Facilities, (Benjamin
                   Rose Institute), 5.50%, 12/1/28                                            1,864,317
           1,305   Cuyahoga County Health Care Facilities, (Maple Care
                   Center) (GNMA), (AMT), 8.00%, 8/20/16                                      1,514,296
           1,000   Hamilton County, (Wesley Hall), 6.50%, 3/1/15                              1,040,740
           1,205   North Canton Health Care Facilities, (St. Luke Lutheran),
                   (GNMA), 6.10%, 9/20/16                                                     1,353,721
           6,455   North Canton Health Care Facilities, (St. Luke Lutheran),
                   (GNMA), 9.55%, 3/20/32                                                     8,257,882
           2,235   Ohio HFA, Retirement Rental Housing, (Encore Retirement
                   Partners), 6.75%, 3/1/19                                                   1,944,919
-------------------------------------------------------------------------------------------------------
                                                                                       $     17,906,995
-------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.4%

$          3,000   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/32(2)(3)                                        $      4,062,900
-------------------------------------------------------------------------------------------------------
                                                                                       $      4,062,900
-------------------------------------------------------------------------------------------------------

POOLED LOANS -- 7.7%

$            375   Ohio Economic Development Commission, (Burrows
                   Paper), (AMT), 7.625%, 6/1/11                                       $        376,789
              60   Ohio Economic Development Commission, (Cheryl & Co.),
                   (AMT), 5.50%, 12/1/04                                                         60,947
             530   Ohio Economic Development Commission, (Cheryl & Co.),
                   (AMT), 5.90%, 12/1/09                                                        549,721
             960   Ohio Economic Development Commission, (Consolidated
                   Biscuit), (AMT), 7.00%, 12/1/09                                            1,011,619
           2,495   Ohio Economic Development Commission, (J J & W LP),
                   (AMT), 6.70%, 12/1/14                                                      2,584,571
             650   Ohio Economic Development Commission, (Ohio Enterprise),
                   (AMT), 7.625%, 12/1/11                                                       652,054
           1,220   Ohio Economic Development Commission, (Progress
                   Plastic Products), (AMT), 7.80%, 12/1/09                                   1,292,029
             900   Ohio Economic Development Commission, (Royal
                   Appliance Manufacturing), (AMT), 7.625%, 12/1/11                             901,791
           5,300   Rickenbacker Port Authority Capital Funding (Oasbo),
                   5.375%, 1/1/32                                                             5,730,042
-------------------------------------------------------------------------------------------------------
                                                                                       $     13,159,563
-------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 0.6%

$          1,000   Allen County Lima, (Convalescent Home Foundation),
                   (GNMA), 6.40%, 1/1/21                                               $      1,003,840
              40   Hamilton County Hospital Facilities, (Episcopal
                   Retirement Home), 6.80%, 1/1/08                                               40,168
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,044,008
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE -- 2.2%

$          2,000   Cleveland-Cuyahoga County Port Authority,
                   7.00%, 12/1/18                                                      $      2,099,240
           1,415   Cuyahoga County Economic Development,
                   (Shaker Square), 6.75%, 12/1/30                                            1,661,012
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,760,252
-------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.5%
  (IDENTIFIED COST $155,068,824)                                                       $    168,945,035
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                                 $      2,622,654
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                   $    171,567,689
-------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 41.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 15.9% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

RHODE ISLAND MUNICIPALS PORTFOLIO as of March 31, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.9%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
EDUCATION -- 3.5%

$            905   Rhode Island HEFA, (Higher Education Facility-Brown University),
                   5.00%, 9/1/23                                                       $        937,851
             500   Rhode Island HEFA, (Higher Education Facility-Salve Regina),
                   5.125%, 3/15/32                                                              511,575
             500   Rhode Island State HEFA, (Brown University),
                   4.75%, 9/1/33                                                                503,190
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,952,616
-------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.0%

$            500   Puerto Rico Electric Power Authority, Variable
                   Rate, 7/1/29(1)(2)                                                  $        544,870
-------------------------------------------------------------------------------------------------------
                                                                                       $        544,870
-------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 4.3%

$            230   Rhode Island Depositors Economic Protection Corp.,
                   Escrowed to Maturity, 5.75%, 8/1/21                                 $        270,600
             555   Rhode Island Depositors Economic Protection Corp.,
                   Escrowed to Maturity, 6.375%, 8/1/22                                         693,112
           1,250   Rhode Island HEFA, (South County Hospital),
                   Prerefunded to 11/15/07, 5.75%, 11/15/26                                   1,434,800
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,398,512
-------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 0.2%

$            225   Puerto Rico, 0.00%, 7/1/16                                          $        131,704
-------------------------------------------------------------------------------------------------------
                                                                                       $        131,704
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 6.9%

$          1,000   Rhode Island HEFA, (Hospital Financing-Lifespan
                   Obligation Group), 6.50%, 8/15/32                                   $      1,044,470
             750   Rhode Island HEFA, (Westerly Hospital),
                   5.60%, 7/1/31                                                                770,355
             500   Rhode Island HEFA, (Newport Hospital),
                   5.30%, 7/1/29                                                                501,895
             725   Rhode Island HEFA, (St. Joseph Health Services),
                   5.50%, 10/1/29                                                               658,162
             830   Rhode Island HEFA, (Westerly Hospital),
                   6.00%, 7/1/14                                                                832,183
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,807,065
-------------------------------------------------------------------------------------------------------

HOUSING -- 0.3%

$            135   Rhode Island Housing and Mortgage Finance Corp.,
                   (AMT), 7.55%, 10/1/22                                               $        135,198
-------------------------------------------------------------------------------------------------------
                                                                                       $        135,198
-------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 20.8%

$          1,000   Rhode Island HEFA, (Providence College), (XLCA),
                   5.00%, 11/1/24                                                      $      1,042,100
           1,000   Rhode Island HEFA, (Rhode Island College), (AMBAC),
                   5.625%, 9/15/30                                                            1,111,190
           2,350   Rhode Island HEFA, (School of Design), (MBIA),
                   5.00%, 6/1/31                                                              2,445,386
           2,590   Rhode Island HEFA, (Bryant College), (AMBAC),
                   5.00%, 12/1/31                                                             2,680,676
           1,575   Rhode Island HEFA, (Johnson and Wales University),
                   (MBIA), 5.00%, 4/1/29                                                      1,627,164
             500   Rhode Island HEFA, (Roger Williams College),
                   (AMBAC), 5.00%, 11/15/24                                                     515,020
             400   Rhode Island HEFA, (Roger Williams College),
                   (AMBAC), 5.00%, 11/15/28                                                     411,256
           1,000   Rhode Island HEFA, (University of Rhode Island),
                   (AMBAC), 5.70%, 9/15/30                                                    1,122,280
             500   Rhode Island HEFA, (University of Rhode Island),
                   (MBIA), 5.50%, 9/15/19                                                       558,735
-------------------------------------------------------------------------------------------------------
                                                                                       $     11,513,807
-------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.3%

$          1,750   Puerto Rico Electric Power Authority, (MBIA),
                   0.00%, 7/1/17                                                       $        955,570
             300   Puerto Rico Electric Power Authority, (MBIA),
                   Variable Rate, 7/1/16(2)(3)                                                  459,819
             335   Puerto Rico Electric Power Authority, DRIVERS,
                   (FSA), Variable Rate, 7/1/29(2)(3)                                           406,455
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,821,844
-------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.1%

$          1,000   Kent County Water Authority, (MBIA), Prerefunded to
                   7/15/04, 6.35%, 7/15/14                                             $      1,034,010
             500   Rhode Island Depositors Economic Protection Corp.,
                   (MBIA), Escrowed to Maturity, 5.80%, 8/1/09                                  582,105
           1,000   Rhode Island Depositors Economic Protection Corp.,
                   (MBIA), Escrowed to Maturity, 5.80%, 8/1/12                                1,186,970
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,803,085
-------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 8.2%

$            340   Cranston, (FSA), 5.00%, 2/15/24                                     $        357,707
           1,000   North Kingstown, (FGIC), 5.875%, 10/1/25(4)                                1,141,350

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

$          1,000   Providence, (FGIC), 5.00%, 1/15/26                                  $      1,041,360
             500   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                              615,540
             375   Rhode Island and Providence Plantations, (FGIC),
                   4.75%, 9/1/17                                                                390,735
             335   Rhode Island and Providence Plantations,
                   (FGIC), 5.375%, 6/1/19                                                       369,337
             575   Warwick, (AMBAC), 5.00%, 7/15/21                                             607,959
-------------------------------------------------------------------------------------------------------
                                                                                       $      4,523,988
-------------------------------------------------------------------------------------------------------

INSURED-HEALTH CARE MISCELLANEOUS -- 2.8%

$          1,500   Rhode Island HEFA, (Higher Education Facilities), (MBIA),
                   5.00%, 9/15/23                                                      $      1,570,755
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,570,755
-------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 3.5%

$          1,900   Rhode Island HEFA, (Lifespan), (MBIA),
                   5.25%, 5/15/26                                                      $      1,951,927
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,951,927
-------------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 4.7%

$          1,000   Rhode Island Housing and Mortgage Finance Corp.,
                   (Rental Housing Program), (FSA), (AMT),
                   5.25%, 10/1/31                                                      $      1,032,010
           1,000   Rhode Island Housing and Mortgage Finance Corp.,
                   (Rental Housing Program), (FSA), (AMT),
                   5.55%, 10/1/32                                                             1,051,790
             500   Villa Excelsior Housing Development Corp.,
                   (MBIA), 6.85%, 1/1/24                                                        511,770
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,595,570
-------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 2.3%

$            500   Providence Public Building Authority, (School and Public
                   Facilities Projects), (FSA), 5.00%, 12/15/18                        $        534,340
             750   Providence Public Building Authority, (School Projects),
                   (MBIA), 4.50%, 12/15/23                                                      751,298
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,285,638
-------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 1.4%

$            750   Rhode Island Resource Recovery Corp., (MBIA),
                   (AMT), 5.00%, 3/1/22                                                $        771,443
-------------------------------------------------------------------------------------------------------
                                                                                       $        771,443
-------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 6.5%

$          2,300   Convention Center Authority of Rhode Island,
                   (MBIA), 5.25%, 5/15/15                                              $      2,614,662
             500   Puerto Rico Infrastructure Financing Authority,
                   (AMBAC), Variable Rate, 7/1/28(1)(2)                                         534,925
             420   Puerto Rico Infrastructure Financing Authority,
                   (AMBAC), Variable Rate, 7/1/28(3)                                            464,008
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,613,595
-------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.6%

$          1,000   Puerto Rico Highway and Transportation Authority,
                   (FSA), 4.75%, 7/1/38                                                $      1,030,810
             250   Puerto Rico Highway and Transportation Authority,
                   (MBIA), 5.00%, 7/1/38                                                        258,655
             250   Rhode Island Economic Development Corp. Airport,
                   (FSA), 5.00%, 7/1/23                                                         257,690
           1,500   Rhode Island Economic Development Corp. Airport,
                   (FSA), 5.00%, 7/1/28                                                       1,540,770
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,087,925
-------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.7%

$          1,115   Rhode Island Clean Water Finance Agency, (MBIA),
                   5.00%, 10/1/28                                                      $      1,163,848
           1,000   Rhode Island Clean Water Finance Agency, (MBIA),
                   5.00%, 10/1/35                                                             1,039,640
             350   Rhode Island Clean Water, Water Pollution Control,
                   (MBIA), 5.40%, 10/1/15                                                       402,875
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,606,363
-------------------------------------------------------------------------------------------------------

NURSING HOME -- 5.1%

$            500   Rhode Island HEFA, (Roger Williams Realty),
                   6.50%, 8/1/29                                                       $        552,160
           1,275   Rhode Island HEFA, (Steere House), 5.80%, 7/1/20                           1,237,694
           1,000   Rhode Island HEFA, (Tockwotton Home),
                   6.25%, 8/15/22                                                             1,005,860
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,795,714
-------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 3.3%

$            515   Puerto Rico Infrastructure Financing Authority,
                   Variable Rate, 10/1/32(2)(3)                                        $        697,465
           1,000   Puerto Rico Infrastructure Financing Authority,
                   5.50%, 10/1/40                                                             1,115,020
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,812,485
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE -- 3.6%

$          1,500   Providence, Tax Increment, 7.65%, 6/1/16                            $      1,498,005
             500   Tiverton, Obligation Tax Increment,
                   (Mount Hope Bay Village), 6.875%, 5/1/22                                     505,755
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,003,760
-------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 1.8%

$            955   Rhode Island Clean Water, PCR, 5.00%, 10/1/22                       $      1,008,088
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,008,088
-------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.9%
  (IDENTIFIED COST $50,722,977)                                                        $     54,735,952
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.1%                                                 $        601,803
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                   $     55,337,755
-------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 69.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 36.3% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

WEST VIRGINIA MUNICIPALS PORTFOLIO as of March 31, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.9%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
EDUCATION -- 2.7%

$            750   Sheperd College Board of Governors,
                   5.125%, 12/1/33                                                     $        761,805
-------------------------------------------------------------------------------------------------------
                                                                                       $        761,805
-------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.8%

$            500   Mason County PCR, (Appalachian Power Co.),
                   5.50%, 10/1/22                                                      $        506,275
-------------------------------------------------------------------------------------------------------
                                                                                       $        506,275
-------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 8.1%

$          1,820   West Virginia Health Facilities Authority, (Charleston Area
                   Medical Center), Escrowed to Maturity, 6.50%, 9/1/23                $      2,264,553
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,264,553
-------------------------------------------------------------------------------------------------------

HOSPITAL -- 3.6%

$          1,000   Berkeley Building Commission, (City Hospital),
                   6.50%, 11/1/22(1)                                                   $      1,004,000
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,004,000
-------------------------------------------------------------------------------------------------------

HOUSING -- 3.6%

$          6,000   West Virginia Housing Development Fund,
                   0.00%, 11/1/37                                                      $      1,000,680
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,000,680
-------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 2.7%

$            500   Braxton County, (Weyerhaeuser), (AMT),
                   5.80%, 6/1/27                                                       $        515,895
             240   Jefferson, (Royal Venders), (AMT), 5.90%, 8/1/04                             242,909
-------------------------------------------------------------------------------------------------------
                                                                                       $        758,804
-------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 11.4%

$            750   Fairmont College Student Activity Revenue,
                   (FGIC), 5.00%, 6/1/32                                               $        779,070
             455   West Virginia Higher Education Interim Governing Board,
                   (Marshall University), (FGIC), 5.00%, 5/1/31                                 469,346
             500   West Virginia State University System, (West Virginia
                   University Project), (AMBAC), 0.00%, 4/1/24                                  183,690
             500   West Virginia University System, (Marshall University
                   Library), (AMBAC), 5.75%, 4/1/16                                             541,695
$          2,000   West Virginia University System, (West Virginia University
                   Project), (AMBAC), 0.00%, 4/1/31                                    $        500,120
           2,050   West Virginia University System, (West Virginia University
                   Project), (AMBAC), 0.00%, 4/1/25                                             710,509
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,184,430
-------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 7.2%

$            450   Marshall PCR, (Ohio Power), (MBIA), 5.45%, 7/1/14                   $        460,444
             250   Pleasants County PCR, (Potomac Edison), (AMBAC),
                   (AMT), 5.50%, 4/1/29                                                         262,307
           1,000   Pleasants County PCR, (West Pennsylvania), (AMBAC),
                   (AMT), 5.50%, 4/1/29                                                       1,050,300
             150   Puerto Rico Electric Power Authority, (MBIA),
                   Variable Rate, 7/1/16(2)(3)                                                  229,910
-------------------------------------------------------------------------------------------------------
                                                                                       $      2,002,961
-------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.1%

$          2,500   Kanawha-Putnam, Single Family, (AMBAC), Escrowed
                   to Maturity, 0.00%, 12/1/16                                         $      1,433,400
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,433,400
-------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 11.0%

$            250   Ohio County Board of Education, (MBIA), 5.125%, 6/1/18              $        269,970
             500   Puerto Rico, (FSA), 5.125%, 7/1/30                                           528,235
             300   Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                              369,324
             500   West Virginia School Building Authority, (AMBAC),
                   5.60%, 7/1/17                                                                558,885
           2,200   West Virginia, (FGIC), 0.00%, 11/1/19                                      1,054,042
             250   West Virginia, (FGIC), 5.75%, 11/1/21                                        275,985
-------------------------------------------------------------------------------------------------------
                                                                                       $      3,056,441
-------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 15.0%

$            500   Harrison County Building Commission, (Maplewood
                   Retirement), (AMBAC), 5.25%, 4/1/28                                 $        512,945
             500   Randolph County Commission Health System, (Davis
                   Health System Inc.), (FSA), 5.20%, 11/1/21                                   534,575
           1,000   West Virginia Health Facilities Authority, (Cabell
                   Huntington Hospital), (AMBAC), 6.25%, 1/1/19                               1,023,700
             850   West Virginia Health Facilities Authority, (Charleston
                   Area Medical Center), (MBIA), 5.75%, 9/1/13                                  912,943
           1,200   West Virginia Health Facilities Authority, (West Virginia
                   University Medical Corp.), (MBIA), 6.10%, 1/1/18                           1,204,296
-------------------------------------------------------------------------------------------------------
                                                                                       $      4,188,459
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                                         VALUE
-------------------------------------------------------------------------------------------------------
INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.7%

$            500   West Virginia Economic Development Authority,
                   (Correctional Juvenile and Public), (MBIA),
                   5.00%, 6/1/26                                                       $        522,055
             500   West Virginia Economic Development Authority,
                   (West Virginia University), (AMBAC), 5.00%, 7/15/31                          516,930
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,038,985
-------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 5.1%

$            400   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)(4)                                         $        427,940
             910   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(3)                                                   1,005,350
-------------------------------------------------------------------------------------------------------
                                                                                       $      1,433,290
-------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 1.0%

$            250   West Virginia Parkways, Economic Development and
                   Tourism Authority, (FGIC), 5.25%, 5/15/19                           $        283,818
-------------------------------------------------------------------------------------------------------
                                                                                       $        283,818
-------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 15.4%

$            250   Berkeley Public Service District Sewer, (MBIA),
                   5.75%, 10/1/25                                                      $        275,160
             500   Crab Orchard - MacArthur Public Service District Sewer
                   System, (AMBAC), 5.50%, 10/1/25                                              542,810
             500   Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31                           518,030
           1,000   Parkersburg Waterworks and Sewer, (FSA),
                   5.80%, 9/1/19                                                              1,108,260
             750   West Virginia Water Development Authority, (AMBAC),
                   5.00%, 10/1/28                                                               784,305
             500   West Virginia Water Development, (Loan Program II),
                   (AMBAC), 5.00%, 11/1/33                                                      521,490
             500   West Virginia Water Development, (Loan Program III),
                   (AMBAC), (AMT), 5.65%, 7/1/40                                                532,885
-------------------------------------------------------------------------------------------------------
                                                                                       $      4,282,940
-------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.5%

$            400   West Virginia Economic Development Authority,
                   (State Office Building), 5.00%, 10/1/26                             $        409,316
-------------------------------------------------------------------------------------------------------
                                                                                       $        409,316
-------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.9%
  (IDENTIFIED COST $25,583,267)                                                        $     27,610,157
-------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.1%                                                 $        309,665
-------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                   $     27,919,822
-------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2004, 75.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.2% to 40.2% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of March 31, 2004
FINANCIAL STATEMENTS (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

                                                                                    CALIFORNIA PORTFOLIO       FLORIDA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
     Identified cost                                                               $          209,599,247   $          230,823,493
     Unrealized appreciation                                                                   33,083,007               24,382,025
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                              $          242,682,254   $          255,205,518
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                               $              613,893   $                   --
Receivable for investments sold                                                                        --                1,105,000
Interest receivable                                                                             3,114,788                4,953,389
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $          246,410,935   $          261,263,907
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial futures contracts             $              385,000   $              364,375
Demand note payable                                                                                    --                  800,000
Payable for when-issued securities                                                                     --                       --
Due to bank                                                                                            --                   78,675
Payable to affiliate for Trustees' fees                                                                --                       44
Accrued expenses                                                                                   26,705                   24,680
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $              411,705   $            1,267,774
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $          245,999,230   $          259,996,133
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $          214,331,729   $          236,953,782
Net unrealized appreciation (computed on the basis of identified cost)                         31,667,501               23,042,351
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                              $          245,999,230   $          259,996,133
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
     Identified cost                                                               $          194,941,612   $           16,937,769
     Unrealized appreciation                                                                   19,457,400                1,316,046
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                              $          214,399,012   $           18,253,815
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                               $              732,695   $               63,265
Receivable for investments sold                                                                 1,798,800                   40,135
Interest receivable                                                                             2,755,925                  280,687
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $          219,686,432   $           18,637,902
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial futures contracts             $              240,625   $               17,187
Demand note payable                                                                                    --                       --
Payable for when-issued securities                                                              1,144,139                       --
Due to bank                                                                                            --                       --
Payable to affiliate for Trustees' fees                                                                --                       --
Accrued expenses                                                                                   22,633                   10,668
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $            1,407,397   $               27,855
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $          218,279,035   $           18,610,047
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $          199,518,032   $           17,357,193
Net unrealized appreciation (computed on the basis of identified cost)                         18,761,003                1,252,854
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                              $          218,279,035   $           18,610,047
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                     NEW YORK PORTFOLIO         OHIO PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
     Identified cost                                                               $          302,566,703   $          155,068,824
     Unrealized appreciation                                                                   42,596,910               13,876,211
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                              $          345,163,613   $          168,945,035
----------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                    $            4,297,409   $                   --
Interest receivable                                                                             6,391,430                2,909,004
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $          355,852,452   $          171,854,039
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial futures contracts             $              532,812   $              144,375
Demand note payable                                                                               200,000                  100,000
Payable for when-issued securities                                                              1,967,380                       --
Due to bank                                                                                        22,584                   24,076
Accrued expenses                                                                                   29,819                   17,899
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $            2,752,595   $              286,350
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $          353,099,857   $          171,567,689
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $          312,007,802   $          158,087,814
Net unrealized appreciation (computed on the basis of identified cost)                         41,092,055               13,479,875
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                              $          353,099,857   $          171,567,689
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
     Identified cost                                                               $           50,722,977   $           25,583,267
     Unrealized appreciation                                                                    4,012,975                2,026,890
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                                              $           54,735,952   $           27,610,157
----------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                    $                   --   $                   --
Interest receivable                                                                               841,747                  383,020
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $           55,577,699   $           27,993,177
----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open financial futures contracts             $               58,437   $               25,437
Demand note payable                                                                               100,000                       --
Payable for when-issued securities                                                                     --                       --
Due to bank                                                                                        68,019                   35,882
Accrued expenses                                                                                   13,488                   12,036
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $              239,944   $               73,355
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $           55,337,755   $           27,919,822
----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $           51,493,165   $           25,966,745
Net unrealized appreciation (computed on the basis of identified cost)                          3,844,590                1,953,077
----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                              $           55,337,755   $           27,919,822
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2004

                                                                                    CALIFORNIA PORTFOLIO      FLORIDA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                           $            7,182,065   $            7,610,607
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $            7,182,065   $            7,610,607
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $              581,422   $              577,239
Trustees fees and expenses                                                                          6,835                    7,924
Legal and accounting services                                                                      25,052                   21,779
Custodian fee                                                                                      61,965                   66,062
Miscellaneous                                                                                       5,886                    7,076
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $              681,160   $              680,080
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $            6,500,905   $            6,930,527
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
     Investment transactions (identified cost basis)                               $              673,506   $            1,335,818
     Financial futures contracts                                                               (4,106,428)              (4,289,717)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                  $           (3,432,922)  $           (2,953,899)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                                           $            2,831,008   $            4,052,116
     Financial futures contracts                                                                1,216,639                1,316,883
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $            4,047,647   $            5,368,999
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                            $              614,725   $            2,415,100
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            7,115,630   $            9,345,627
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  MASSACHUSETTS PORTFOLIO    MISSISSIPPI PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                           $            6,210,744   $              495,745
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $            6,210,744   $              495,745
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $              461,125   $               14,011
Trustees fees and expenses                                                                          6,834                       86
Legal and accounting services                                                                      19,877                   11,900
Custodian fee                                                                                      53,989                    7,724
Miscellaneous                                                                                       5,120                    2,510
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $              546,945   $               36,231
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $            5,663,799   $              459,514
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
     Investment transactions (identified cost basis)                               $             (394,425)  $               (7,688)
     Financial futures contracts                                                               (2,365,761)                (167,204)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                  $           (2,760,186)  $             (174,892)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                                           $            3,335,177   $               43,858
     Financial futures contracts                                                                1,570,375                   25,628
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $            4,905,552   $               69,486
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                            $            2,145,366   $             (105,406)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            7,809,165   $              354,108
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                     NEW YORK PORTFOLIO         OHIO PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                           $           10,146,601   $            5,289,276
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $           10,146,601   $            5,289,276
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $              783,766   $              370,968
Trustees fees and expenses                                                                          8,924                    5,791
Legal and accounting services                                                                      24,962                   31,739
Custodian fee                                                                                      80,988                   47,069
Miscellaneous                                                                                      10,413                    6,003
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $              909,053   $              461,570
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $            9,237,548   $            4,827,706
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
     Investment transactions (identified cost basis)                               $            2,830,411   $              354,309
     Financial futures contracts                                                               (3,909,449)              (1,567,164)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                  $           (1,079,038)  $           (1,212,855)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                                           $            2,450,533   $            3,484,697
     Financial futures contracts                                                                   90,114                  300,253
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $            2,540,647   $            3,784,950
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $            1,461,609   $            2,572,095
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $           10,699,157   $            7,399,801
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                           $            1,502,439   $              742,323
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $            1,502,439   $              742,323
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $               81,114   $               26,981
Trustees fees and expenses                                                                          3,354                      870
Legal and accounting services                                                                      18,512                   14,243
Custodian fee                                                                                      17,640                   10,659
Miscellaneous                                                                                       4,589                    2,567
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $              125,209   $               55,320
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $            1,377,230   $              687,003
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
     Investment transactions (identified cost basis)                               $              167,041   $               63,947
     Financial futures contracts                                                                 (568,308)                (232,614)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                  $             (401,267)  $             (168,667)
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                                           $              940,426   $              391,763
     Financial futures contracts                                                                  338,656                  134,969
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $            1,279,082   $              526,732
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $              877,815   $              358,065
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            2,255,045   $            1,045,068
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2004

INCREASE (DECREASE) IN NET ASSETS                                                   CALIFORNIA PORTFOLIO       FLORIDA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $            6,500,905   $            6,930,527
     Net realized loss                                                                         (3,432,922)              (2,953,899)
     Net change in unrealized appreciation (depreciation)                                       4,047,647                5,368,999
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            7,115,630   $            9,345,627
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $           13,940,106   $          185,412,048
     Withdrawals                                                                              (21,133,678)            (198,230,220)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS                    $           (7,193,572)  $          (12,818,172)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $              (77,942)  $           (3,472,545)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                             $          246,077,172   $          263,468,678
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                   $          245,999,230   $          259,996,133
----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                                 MASSACHUSETTS PORTFOLIO   MISSISSIPPI PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $            5,663,799   $              459,514
     Net realized loss                                                                         (2,760,186)                (174,892)
     Net change in unrealized appreciation (depreciation)                                       4,905,552                   69,486
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            7,809,165   $              354,108
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $          109,123,294   $           10,109,690
     Withdrawals                                                                             (108,807,716)              (9,623,192)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS                    $              315,578   $              486,498
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $            8,124,743   $              840,606
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                             $          210,154,292   $           17,769,441
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                   $          218,279,035   $           18,610,047
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                                                    NEW YORK PORTFOLIO         OHIO PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $            9,237,548   $            4,827,706
     Net realized loss                                                                         (1,079,038)              (1,212,855)
     Net change in unrealized appreciation (depreciation)                                       2,540,647                3,784,950
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $           10,699,157   $            7,399,801
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $           17,241,848   $          119,513,305
     Withdrawals                                                                              (25,733,575)            (128,541,356)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                               $           (8,491,727)  $           (9,028,051)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $            2,207,430   $           (1,628,250)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                             $          350,892,427   $          173,195,939
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                   $          353,099,857   $          171,567,689
----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                                  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $            1,377,230   $              687,003
     Net realized loss                                                                           (401,267)                (168,667)
     Net change in unrealized appreciation (depreciation)                                       1,279,082                  526,732
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            2,255,045   $            1,045,068
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $           17,202,470   $           15,501,044
     Withdrawals                                                                              (18,828,625)             (15,863,269)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                               $           (1,626,155)  $             (362,225)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $              628,890   $              682,843
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                             $           54,708,865   $           27,236,979
----------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                                   $           55,337,755   $           27,919,822
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED SEPTEMBER 30, 2003

INCREASE (DECREASE) IN NET ASSETS                                                   CALIFORNIA PORTFOLIO      FLORIDA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $           13,269,091   $           14,512,264
     Net realized gain (loss)                                                                   4,984,724                  786,408
     Net change in unrealized appreciation (depreciation)                                     (13,091,792)              (7,443,956)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            5,162,023   $            7,854,716
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $           23,798,371   $           26,225,264
     Withdrawals                                                                              (42,285,179)             (47,354,415)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                               $          (18,486,808)  $          (21,129,151)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $          (13,324,785)  $          (13,274,435)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                               $          259,401,957   $          276,743,113
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                     $          246,077,172   $          263,468,678
----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                                 MASSACHUSETTS PORTFOLIO   MISSISSIPPI PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $           11,461,097   $              902,700
     Net realized gain (loss)                                                                   1,131,203                  (17,586)
     Net change in unrealized appreciation (depreciation)                                      (5,241,750)                (257,415)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            7,350,550   $              627,699
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $           24,852,504   $            2,769,831
     Withdrawals                                                                              (38,833,260)              (3,028,657)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                               $          (13,980,756)  $             (258,826)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $           (6,630,206)  $              368,873
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                               $          216,784,498   $           17,400,568
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                     $          210,154,292   $           17,769,441
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                                                    NEW YORK PORTFOLIO         OHIO PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $           18,278,025   $           10,165,393
     Net realized gain (loss)                                                                   2,557,327                 (946,600)
     Net change in unrealized appreciation (depreciation)                                      (8,037,923)                (616,783)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $           12,797,429   $            8,602,010
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $           44,894,206   $           18,064,188
     Withdrawals                                                                              (57,610,886)             (34,437,970)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                               $          (12,716,680)  $          (16,373,782)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $               80,749   $           (7,771,772)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                               $          350,811,678   $          180,967,711
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                     $          350,892,427   $          173,195,939
----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                                  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
From operations --
     Net investment income                                                         $            2,836,223   $            1,378,196
     Net realized gain (loss)                                                                      44,174                  265,377
     Net change in unrealized appreciation (depreciation)                                      (1,477,521)                (948,957)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $            1,402,876   $              694,616
----------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                                                 $            9,379,686   $            3,397,711
     Withdrawals                                                                              (10,954,064)              (4,266,029)
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                               $           (1,574,378)  $             (868,318)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                                              $             (171,502)  $             (173,702)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                               $           54,880,367   $           27,410,681
----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                                     $           54,708,865   $           27,236,979
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                     CALIFORNIA PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)             2003     2002(1)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.55%(2)      0.56%      0.55%      0.57%      0.58%      0.56%
     Expenses after custodian fee reduction                        0.55%(2)      0.55%      0.55%      0.54%      0.57%      0.54%
     Net investment income                                         5.29%(2)      5.30%      5.44%      5.26%      5.65%      5.30%
Portfolio Turnover                                                    4%           21%         3%        26%        13%        28%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    2.99%         2.28%      9.03%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                  $    245,999     $ 246,077  $ 259,402  $ 248,056  $ 238,820  $ 270,200
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.40% To 5.44%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                    FLORIDA PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)            2003      2002(1)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.51%(2)      0.53%      0.54%      0.54%      0.56%      0.52%
     Expenses after custodian fee reduction                        0.51%(2)      0.52%      0.50%      0.48%      0.51%      0.48%
     Net investment income                                         5.25%(2)      5.39%      5.72%      5.68%      5.72%      5.26%
Portfolio Turnover                                                    7%           23%        19%        11%        12%        40%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    3.76%         2.96%      8.73%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $        259,996     $ 263,469  $ 276,743  $ 272,972  $ 277,857  $ 346,843
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.71% To 5.72%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                  MASSACHUSETTS PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)            2003      2002(1)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.51%(2)      0.52%      0.51%      0.52%      0.54%      0.52%
     Expenses after custodian fee reduction                        0.51%(2)      0.51%      0.49%      0.48%      0.52%      0.50%
     Net investment income                                         5.26%(2)      5.36%      5.53%      5.47%      5.79%      5.40%
Portfolio Turnover                                                   12%           16%        10%         8%        15%        24%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    3.81%         3.51%      8.76%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $        218,279     $ 210,154  $ 216,784  $ 196,997  $ 177,160  $ 212,277
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.49% To 5.53%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                   MISSISSIPPI PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)            2003      2002(1)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.40%(2)      0.40%      0.40%      0.42%      0.47%      0.36%
     Expenses after custodian fee reduction                        0.40%(2)      0.38%      0.38%      0.37%      0.45%      0.34%
     Net investment income                                         5.04%(2)      5.22%      5.34%      5.33%      5.55%      5.30%
Portfolio Turnover                                                    3%           11%        10%        11%         4%        16%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    2.17%         3.64%      8.08%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $         18,610     $  17,769  $  17,401  $  17,031  $  15,827  $  17,937
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.24% To 5.34%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                    NEW YORK PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)            2003      2002(1)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.52%(2)      0.51%      0.52%      0.53%      0.54%      0.53%
     Expenses after custodian fee reduction                        0.52%(2)      0.51%      0.52%      0.53%      0.54%      0.52%
     Net investment income                                         5.25%(2)      5.28%      5.41%      5.15%      5.56%      5.30%
Portfolio Turnover                                                   10%           19%         7%        19%        27%        41%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    3.07%         3.83%      9.84%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $        353,100     $ 350,892  $ 350,812  $ 338,850  $ 335,488  $ 402,118
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.39% To 5.41%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                        OHIO PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                    YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)            2003      2002(1)     2001        2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.53%(2)      0.52%      0.52%      0.53%      0.57%      0.55%
     Expenses after custodian fee reduction                        0.53%(2)      0.51%      0.51%      0.52%      0.57%      0.54%
     Net investment income                                         5.56%(2)      5.75%      5.72%      5.87%      6.00%      5.54%
Portfolio Turnover                                                    3%           15%        15%        22%        28%        59%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    4.31%         5.10%      7.43%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $        171,568     $ 173,196  $ 180,968  $ 183,059  $ 183,968  $ 216,464
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                 RHODE ISLAND PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                     YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)             2003     2002(1)      2001       2000      1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.46%(2)      0.43%      0.41%      0.40%      0.43%      0.39%
     Expenses after custodian fee reduction                        0.46%(2)      0.42%      0.38%      0.35%      0.40%      0.35%
     Net investment income                                         5.01%(2)      5.13%      5.23%      5.33%      5.66%      5.24%
Portfolio Turnover                                                   10%           19%        13%        14%        15%        18%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    4.27%         2.57%      8.57%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $         55,338     $  54,709  $  54,880  $  45,366  $  37,755  $  41,732
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.21% To 5.23%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                 WEST VIRGINIA PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED SEPTEMBER 30,
                                                       MARCH 31, 2004       -----------------------------------------------------
                                                       (UNAUDITED)            2003      2002(1)     2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
     Expenses                                                      0.40%(2)      0.39%      0.37%      0.39%      0.45%      0.40%
     Expenses after custodian fee reduction                        0.40%(2)      0.37%      0.36%      0.35%      0.43%      0.38%
     Net investment income                                         4.98%(2)      5.06%      5.19%      5.32%      5.48%      5.13%
Portfolio Turnover                                                    6%           21%        19%        12%         7%        32%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                    3.84%         2.54%      9.41%        --         --         --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)              $         27,920     $  27,237  $  27,411  $  24,976  $  24,930  $  26,961
---------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended September 30, 2002 was to increase the ratio of net investment income to average net assets from 5.16% To 5.19%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS as of March 31, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1    SIGNIFICANT ACCOUNTING POLICIES

     California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. At March 31, 2004, Eaton Vance California Municipals Fund, Eaton Vance Florida Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance Mississippi Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund, Eaton Vance Rhode Island Municipals Fund and Eaton Vance West Virginia Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

     C FEDERAL TAXES -- The Portfolios are treated as a partnership for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

     D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

     F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

     G INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

     H LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

     I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

     J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     K INDEMNIFICATIONS -- Under each Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Portfolio. Interestholders in each Portfolio are jointly and severally liable for the liabilities and obligations of each Portfolio in the event that each Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in each Portfolio, each Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in each Portfolio. Additionally, in the normal course of business, each Portfolio enters into agreements with service providers that may contain indemnification clauses. Each Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Portfolio that have not yet occurred.

     L EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

     M INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to March 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2004, each Portfolio paid advisory fees as follows:

     PORTFOLIO             AMOUNT       EFFECTIVE RATE
     --------------------------------------------------
     California          $  581,422               0.47%
     Florida                577,239               0.44%
     Massachusetts          461,125               0.43%
     Mississippi             14,011               0.15%
     New York               783,766               0.45%
     Ohio                   370,968               0.43%
     Rhode Island            81,114               0.30%
     West Virginia           26,981               0.20%

     * Advisory fees paid as a percentage of average daily net assets (annualized).

     Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

     Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2004, no significant amounts have been deferred.

     Certain officers and Trustees of the Portfolio are officers of the above organizations.

     During the six months ended March 31, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

     PORTFOLIO            PURCHASES              SALES
     -------------------------------------------------
     Florida                     --     $      500,750
     Massachusetts   $      513,965     $      249,413
     Mississippi     $      313,565                 --

3    INVESTMENTS

     Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the six months ended March 31, 2004 were as follows:

     CALIFORNIA PORTFOLIO

     Purchases                                                   $    10,022,052
     Sales                                                            13,502,120

     FLORIDA PORTFOLIO

     Purchases                                                   $    17,830,819
     Sales                                                            30,161,605

     MASSACHUSETTS PORTFOLIO

     Purchases                                                   $    28,877,131
     Sales                                                            26,435,647

     MISSISSIPPI PORTFOLIO

     Purchases                                                   $     1,510,248
     Sales                                                               556,712

     NEW YORK PORTFOLIO

     Purchases                                                   $    33,237,085
     Sales                                                            39,230,815

     OHIO PORTFOLIO

     Purchases                                                   $     5,391,816
     Sales                                                            10,820,107

     RHODE ISLAND PORTFOLIO

     Purchases                                                   $     5,402,872
     Sales                                                             5,805,913

     WEST VIRGINIA PORTFOLIO

     Purchases                                                   $     1,552,376
     Sales                                                             1,675,163

4    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at March 31, 2004, as computed on a federal income tax basis, were as follows:

     CALIFORNIA PORTFOLIO

     AGGREGATE COST                                              $   208,855,469
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $    34,109,767
     Gross unrealized depreciation                                      (282,982)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $    33,826,785
     ---------------------------------------------------------------------------

     FLORIDA PORTFOLIO

     AGGREGATE COST                                              $   230,537,645
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $    26,369,814
     Gross unrealized depreciation                                    (1,701,941)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $    24,667,873
     ---------------------------------------------------------------------------

     MASSACHUSETTS PORTFOLIO

     AGGREGATE COST                                              $   194,145,224
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $    20,403,050
     Gross unrealized depreciation                                      (149,262)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $    20,253,788
     ---------------------------------------------------------------------------

     MISSISSIPPI PORTFOLIO

     AGGREGATE COST                                              $    16,795,507
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $     1,512,692
     Gross unrealized depreciation                                       (54,384)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $     1,458,308
     ---------------------------------------------------------------------------

     NEW YORK PORTFOLIO

     AGGREGATE COST                                              $   302,076,189
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $    44,146,785
     Gross unrealized depreciation                                    (1,059,361)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $    43,087,424
     ---------------------------------------------------------------------------

     OHIO PORTFOLIO

     AGGREGATE COST                                              $   154,982,093
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $    15,704,802
     Gross unrealized depreciation                                    (1,741,860)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $    13,962,942
     ---------------------------------------------------------------------------

     RHODE ISLAND PORTFOLIO

     AGGREGATE COST                                              $    50,658,189
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $     4,127,075
     Gross unrealized depreciation                                       (49,312)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $     4,077,763
     ---------------------------------------------------------------------------

     WEST VIRGINIA PORTFOLIO

     AGGREGATE COST                                              $    25,536,533
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                               $     2,084,154
     Gross unrealized depreciation                                       (10,530)
     ---------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION                                 $     2,073,624
     ---------------------------------------------------------------------------

5    LINE OF CREDIT

     The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2004, the Florida Portfolio, New York Portfolio, Ohio Portfolio, and Rhode Island Portfolio had outstanding balances pursuant to this line of credit of $800,000, $200,000, $100,000, and $100,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the six months ended March 31, 2004.

6    FINANCIAL INSTRUMENTS

     The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     A summary of obligations under these financial instruments at March 31, 2004 is as follows:

     FUTURES CONTRACTS

                       EXPIRATION                                             NET UNREALIZED
     PORTFOLIO         DATE           CONTRACTS                 POSITION       DEPRECIATION
     ----------------------------------------------------------------------------------------
     California        6/04           560 U.S. Treasury Bond    Short         $    (1,415,506)
     ----------------------------------------------------------------------------------------
     Florida           6/04           530 U.S. Treasury Bond    Short              (1,339,674)
     ----------------------------------------------------------------------------------------
     Massachusetts     6/04           350 U.S. Treasury Bond    Short                (696,397)
     ----------------------------------------------------------------------------------------
     Mississippi       6/04           25 U.S. Treasury Bond     Short                 (63,192)
     ----------------------------------------------------------------------------------------
     New York          6/04           775 U.S. Treasury Bond    Short              (1,504,855)
     ----------------------------------------------------------------------------------------
     Ohio              6/04           210 U.S. Treasury Bond    Short                (396,336)
     ----------------------------------------------------------------------------------------
     Rhode Island      6/04           85 U.S. Treasury Bond     Short                (168,385)
     ----------------------------------------------------------------------------------------
     West Virginia     6/04           37 U.S. Treasury Bond     Short                 (73,813)

     At March 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

7    INTERESTHOLDER MEETING

     Each Portfolio held a Special Meeting of Interestholders on February 20, 2004. At the Special Meeting, interestholders of each Portfolio other than New York Municipals Portfolio voted to change the Portfolios' diversification status from diversified to non-diversified. The meeting with regard to New York Municipals Portfolio was adjourned until March 19, 2004, at which time it also passed the proposal to change its diversification status. The results of the vote were as follows. Results are rounded to the nearest whole number:

                        CALIFORNIA      FLORIDA       MASSACHUSETTS       MISSISSIPPI
                         PORTFOLIO     PORTFOLIO        PORTFOLIO          PORTFOLIO
     --------------------------------------------------------------------------------
     Affirmative           81%           87%              88%                 95%
     Against               11%            8%               6%                  3%
     Abstain                8%            5%               6%                  2%

                         NEW YORK        OHIO          RHODE ISLAND     WEST VIRGINIA
                         PORTFOLIO     PORTFOLIO        PORTFOLIO         PORTFOLIO
     --------------------------------------------------------------------------------
     Affirmative           85%           85%              89%                 89%
     Against                8%            8%               7%                  6%
     Abstain                7%            7%               4%                  5%

EATON VANCE MUNICIPALS FUNDS
INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

          OFFICERS

          Thomas J. Fetter
          President

          James B. Hawkes
          Vice President and Trustee

          Robert B. MacIntosh
          Vice President

          James L. O'Connor
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

MUNICIPALS PORTFOLIOS

          OFFICERS

          Thomas J. Fetter
          President and Portfolio
          Manager of New York and
          Ohio Municipals Portfolios

          James B. Hawkes
          Vice President and Trustee

          Robert B. MacIntosh
          Vice President and Portfolio
          Manager of Massachusetts,
          Rhode Island, and West Virginia
          Municipals Portfolios

          Cynthia J. Clemson
          Vice President and Portfolio
          Manager of California,
          Florida, and Mississippi
          Municipals Portfolios

          Kristin S. Anagnost
          Treasurer of California,
          Massachusetts, Mississippi, New York,
          and Rhode Island Portfolios

          Barbara E. Campbell
          Treasurer of Florida, Ohio, and
          West Virginia Portfolios

          Alan R. Dynner
          Secretary

          TRUSTEES

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                               FUND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122



                          EATON VANCE MUNICIPALS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


      THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
        BEFORE INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S
      INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S
    CURRENT PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND
     IS AVAILABLE THROUGH YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS
       CAREFULLY BEFORE YOU INVEST OR SEND MONEY. FOR FURTHER INFORMATION
                            PLEASE CALL 800-225-6265.

438-5/04                                                                 MUNISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF EATON VANCE CALIFORNIA MUNICIPALS FUND

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  May 20, 2004
       ------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF (EATON VANCE FLORIDA MUNICIPALS FUND)

By:     /s/ Thomas J. Fetter
       ---------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       ----------------------
       James L. O'Connor
       Treasurer


Date:  May 20, 2004
       ------------


By:     /s/ Thomas J. Fetter
       ---------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF EATON VANCE MASSACHUSETTS MUNICIPALS FUND

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:   May 20, 2004
       -------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF EATON VANCE MISSISSIPPI MUNICIPALS
FUND

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  May 20, 2004
       ------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF EATON VANCE NEW YORK MUNICIPALS FUND

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  May 20, 2004
       ------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF (EATON VANCE OHIO MUNICIPALS FUND)

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  May 20, 2004
       ------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF EATON VANCE RHODE ISLAND MUNICIPALS
FUND

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  May 20, 2004
       ------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST ON BEHALF OF (EATON VANCE WEST VIRGINIA MUNICIPALS
FUND)

By:     /s/ Thomas J. Fetter
       ------------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
       ------------------------
       James L. O'Connor
       Treasurer


Date:  May 20, 2004
       ------------


By:     /s/ Thomas J. Fetter
       ------------------------
       Thomas J. Fetter
       President


Date:  May 20, 2004
       ------------